    As filed with the Securities and Exchange Commission on February 18, 2005
                                                       1933 Act File No. _______

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

       PRE-EFFECTIVE AMENDMENT NO.      POST-EFFECTIVE AMENDMENT NO.

                              MFS(R) SERIES TRUST I
               (Exact Name of Registrant as Specified in Charter)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-954-5000

                                  -------------

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

                                  -------------

                          James R. Bordewick, Jr., Esq.
                    Massachusetts Financial Services Company,
                               500 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                  -------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

Title of Securities Being Registered: Class A, Class B and Class I shares of beneficial interest in the series of the Registrant designated MFS(R) Core Growth Fund, a series of MFS Series Trust I.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAS PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM N-1A (FILE NO. 33-7638).

            IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON
                      MARCH 20, 2005 PURSUANT TO RULE 488.

================================================================================

                            MFS LARGE CAP GROWTH FUND
                                   a series of
                               MFS SERIES TRUST II
              500 Boylston Street, Boston, Massachusetts 02116-3741
                                  617 954 5000

                                                          April 5, 2005

Dear Shareholder:

         I am writing to ask for your vote on an important matter that will affect your investment in MFS(R) Large Cap Growth Fund (the "Large Cap Growth Fund"). Votes will be cast at a shareholder meeting scheduled for May 17, 2005. While you are, of course, welcome to join us at the Large Cap Growth Fund's meeting, most shareholders cast their vote by filling out and signing the enclosed proxy card or by voting by telephone or over the Internet.

         You may be aware that MFS offers a wide array of funds designed to meet the investment needs of investors. MFS offers a fund that is very similar to the Large Cap Growth Fund called MFS(R) Core Growth Fund (the "Core Growth Fund"). The Core Growth Fund's investment objective is capital appreciation. In addition to having a similar investment objective, the Core Growth Fund has similar investment strategies and policies as the Large Cap Growth Fund.

         After careful consideration, the Large Cap Growth Fund's Trustees have unanimously determined that a tax-free reorganization of the Large Cap Growth Fund into the Core Growth Fund would be in your best interests. The reorganization would provide you with the opportunity to participate in a larger combined fund with a similar, although not identical, investment objective and strategies, and potentially greater prospects for asset growth and lower expenses. For these reasons, your Trustees recommend that you vote FOR the proposed transaction, by signing and returning the enclosed proxy card or by following the instructions on the proxy card to vote via telephone or over the Internet. This proposed reorganization is detailed in the enclosed Prospectus/Proxy Statement. For your convenience, a summary of the transaction is included in question and answer format at the beginning of the Prospectus/Proxy Statement. I suggest you read both thoroughly before voting.

                          YOUR VOTE MAKES A DIFFERENCE

         No matter what the size of your investment may be, your vote is critical. I urge you to review the enclosed materials and to vote according to the manner specified, either by mail, by phone, via the Internet or in person. Your prompt response will help avoid the need for additional mailings at the Large Cap Growth Fund's expense. For your convenience, we have provided a postage-paid envelope should you choose to vote by mail.


         If you have any questions or need additional information, please contact your financial adviser or call [GEORGESON NUMBER], Monday through Friday between 9:00 A.M. and 11:00 P.M. and Saturday between 12:00 P.M. and 6:00 P.M. Eastern time. I thank you for your prompt vote on this matter.

                                            Sincerely,


                                            Robert J. Manning
                                            President

                            MFS LARGE CAP GROWTH FUND

                         a series of MFS Series Trust II

                500 Boylston Street, Boston, Massachusetts 02116

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                             TO BE HELD MAY 17, 2005

A Special Meeting of Shareholders of MFS Large Cap Growth Fund, a series of MFS Series Trust II, a Massachusetts business trust (the "Trust"), will be held at the offices of the Trust, 500 Boylston Street, 24th Floor, Boston, Massachusetts 02116, on May 17, 2005, at 2:00 p.m. for the following purposes:

ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Agreement") between the Trust, on behalf of its Large Cap Growth Fund, and MFS Series Trust I, a Massachusetts business trust, on behalf of its Core Growth Fund, providing for the transfer of assets and the assumption of liabilities of the Large Cap Growth Fund to and by the Core Growth Fund in exchange solely for shares of beneficial interest of the Core Growth Fund, the distribution of the Core Growth Fund shares to the shareholders of the Large Cap Growth Fund in liquidation of the Large Cap Growth Fund and the termination of the Large Cap Growth Fund.

ITEM 2. To transact such other business as may properly come before the meeting and any adjournments thereof.

              YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR
                                     ITEM 1.

Only shareholders of record on March 21, 2005 will be entitled to vote at the Meeting.

                                         By order of the Board of Trustees,
                                         James R. Bordewick, Jr.,
                                         Assistant Secretary and Assistant Clerk

April 5, 2005

YOUR VOTE IS IMPORTANT. WE WOULD APPRECIATE YOUR PROMPTLY VOTING BY PHONE OR VIA THE INTERNET, OR BY SIGNING AND RETURNING THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED, WHICH WILL HELP AVOID THE ADDITIONAL EXPENSE OF A SECOND SOLICITATION.

                           PROSPECTUS/PROXY STATEMENT

                                  APRIL 5, 2005

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF

                            MFS LARGE CAP GROWTH FUND
                         A SERIES OF MFS SERIES TRUST II
                               500 BOYLSTON STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (617) 954-5000

                        BY AND IN EXCHANGE FOR SHARES OF

                              MFS CORE GROWTH FUND
                         A SERIES OF MFS SERIES TRUST I
                               500 BOYLSTON STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (617) 954-5000

         This Prospectus/Proxy Statement relates to the proposed reorganization of MFS Large Cap Growth Fund ("Large Cap Growth Fund") into MFS Core Growth Fund ("Core Growth Fund"). If the proposed reorganization is approved, each Class A, Class B and Class I shareholder of the Large Cap Growth Fund will receive a number of full and fractional Class A, Class B and Class I shares, respectively, of the Core Growth Fund equal in value at the date of the exchange to the total value of the shareholder's Large Cap Growth Fund shares. Like the Large Cap Growth Fund, the Core Growth Fund is in the family of funds managed by Massachusetts Financial Services Company ("MFS") and is a registered open-end management investment company (mutual fund). The Large Cap Growth Fund and the Core Growth Fund are collectively referred to herein as the "Funds," and each is referred to individually as a "Fund."

         This document provides you with the information you need to vote on the proposed reorganization. Much of the information is required under rules of the Securities and Exchange Commission (the "SEC") and some is technical. If there is anything you do not understand, please call the toll-free number, [GEORGESON NUMBER], or your financial intermediary.

         This Prospectus/Proxy Statement explains concisely what you should know before voting on the proposed reorganization or investing in the Core Growth Fund. Please read it and keep it for future reference. This Prospectus/Proxy Statement is accompanied by (i) the Prospectus, dated January 1, 2005, of the Core Growth Fund (the "Core Growth Fund Prospectus") and (ii) the Core Growth Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2004 (the "Core Growth Fund Annual Report"). The Core Growth Fund Prospectus and the Core Growth Fund Annual Report are incorporated into this Prospectus/Proxy Statement by reference.

         The following documents have been filed with the SEC and are also incorporated into this Prospectus/Proxy Statement by reference:

         (i)   the Prospectus, dated April 1, 2005, of the Large Cap Growth
               Fund;

         (ii) the Statement of Additional Information, dated April 1, 2005, of the Large Cap Growth Fund;

         (iii) the Statement of Additional Information, dated January 1, 2005 of the Core Growth Fund;

         (iv) the Large Cap Growth Fund's Annual Report to Shareholders for the fiscal year ended November 30, 2004; and

         (v) a Statement of Additional Information, dated April 1, 2005, relating to the proposed reorganization.


         For a free copy of any of the above documents, please contact us at our toll-free number (1-800-225-2606).

         Proxy materials, registration statements and other information filed by the Funds can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and the public reference facilities at the SEC's Northeast and Midwest regional offices, at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604, respectively. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. You may also access material and other information about the Funds on the SEC's Internet site at http://www.sec.gov.

         The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of such Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

Synopsis .................................................................    4
Risk Factors .............................................................   15
General ..................................................................   17
Proposal Regarding Approval or Disapproval of Reorganization Transaction
   and Related Agreement and Plan of Reorganization ......................   18
Background and Reasons for the Proposed Reorganization ...................   19
Information About the Reorganization .....................................   21
Voting Information .......................................................   26
Miscellaneous ............................................................   29
Form of Agreement and Plan of Reorganization .............................   31


Enclosures
Prospectus of the Core Growth Fund, dated January 1, 2005.
Annual Report of the Core Growth Fund, for the fiscal year ended August 31, 2004.

                                    SYNOPSIS

         The responses to the questions that follow provide an overview of key points typically of concern to shareholders considering a proposed reorganization between funds. These responses are qualified in their entirety by the remainder of the Prospectus/Proxy Statement, which contains additional information and further details regarding the proposed reorganization.

1.       WHAT IS BEING PROPOSED?

         The Trustees of the Large Cap Growth Fund, who are also the Trustees of the Core Growth Fund, are recommending that shareholders of the Large Cap Growth Fund approve the reorganization of the Large Cap Growth Fund into the Core Growth Fund. If approved by shareholders, the assets and liabilities of the Large Cap Growth Fund will be transferred to the Core Growth Fund. In consideration therefore, the Core Growth Fund shall deliver to the Large Cap Growth Fund a number of shares of the Core Growth Fund having an aggregate net asset value equal to the value of the assets of the Large Cap Growth Fund less the value of liabilities of the Large Cap Growth Fund. Immediately following the transfer, the Core Growth Fund shares received by the Large Cap Growth Fund will be distributed to its shareholders, pro rata, and the Large Cap Growth Fund will be terminated as soon as reasonably practicable thereafter. (All of these transactions are referred to below collectively as the "reorganization.")

2. WHAT WILL HAPPEN TO MY SHARES OF THE LARGE CAP GROWTH FUND AS A RESULT OF THE REORGANIZATION?

         Your shares of the Large Cap Growth Fund will, in effect, be exchanged on a tax-free basis for shares of the same class of the Core Growth Fund with an equal total net asset value. The Large Cap Growth Fund will then be terminated.

3.       WHY IS THE REORGANIZATION BEING PROPOSED?

         The reorganization is designed to reduce existing overlap in funds within the same asset class offered within the MFS fund family, thereby reducing inefficiencies and creating a larger combined fund. The Trustees believe that the reorganization is in the best interest of each Fund's shareholders and that the interests of shareholders will not be diluted as a result of the reorganization. The Core Growth Fund has similar, although not identical, investment objectives and strategies as the Large Cap Growth Fund. The reorganization would provide you with the opportunity to participate in a larger combined fund with similar investment objectives and strategies, a generally better historical performance record, greater prospects for asset growth and the potential for lower expenses. In addition, combining the funds will likely eliminate the duplication of certain services and expenses that currently exist as a result of their separate operations, which could promote more efficient management and operations on a more cost-effective basis.

4. WHAT ARE THE BENEFITS OF MERGING THE LARGE CAP GROWTH FUND INTO THE CORE GROWTH FUND?

         As shown in more detail below, the two Funds have similar, although not identical, investment objectives, policies and strategies, but the Core Growth Fund is larger than the Large Cap Growth Fund. If the reorganization is approved, Class A shares of the combined fund will have a total expense ratio that is 0.01% higher than the total expense ratio for Class A shares of the Large Cap Growth Fund, however, the combined Fund would have a larger asset base, which may result in lower operating expenses over time than are incurred by the Large Cap Growth Fund by spreading expenses over a larger asset base. On the other hand, Class B and Class I shares of the combined fund will each have a total expense ratio that is 0.09% lower than the total expense ratio for Class B and Class I shares of the Large Cap Growth Fund, respectively.

5. HOW DO THE INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS OF THE TWO FUNDS COMPARE?

         The investment objectives and policies of the two Funds are similar, although not identical. The Large Cap Growth Fund's investment objective is to provide growth of capital. The Core Growth Fund's investment objective is to seek capital appreciation. Each Fund's investment objective may be changed without shareholder approval, although no change is currently anticipated.

         Both Funds seek to achieve their objectives by investing, under normal market conditions, in common stocks and related securities, such as preferred stock, convertible securities and depository receipts of companies that, for the Large Cap Growth Fund, have large market capitalizations which MFS believes have above-average growth potential or, for the Core Growth Fund, are well-known and established companies that MFS believes have above-average growth potential. Each Fund also may invest in securities of non-U.S. issuers through which they may have exposure to foreign currencies, including those in emerging markets, but the Large Cap Growth Fund may only invest up to (but not including) 25% of its net assets in such securities while the Core Growth Fund may invest up to (but not including) 35% of its net assets in securities of non-U.S. issuers (including emerging market issuers). Each Fund may establish "short" positions in specific securities or stock indices through short sales. Each Fund also has engaged and may engage in active and frequent trading to achieve its principal investment objective. Each Fund's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

         The primary differences between the Funds are as follows: The Large Cap Growth Fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities of companies with large market capitalizations which MFS believes have above-average growth potential. The Large Cap Growth Fund defines large market capitalization companies as those with a market capitalization equaling or exceeding $5 billion at the time of investment. The Core Growth Fund, on the other hand, invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of well-known and established companies that MFS believes have above-average growth potential. The Core Growth Fund does not restrict its investments to large market capitalization companies.

         In addition, the Core Growth Fund may also invest in emerging growth companies, which are companies that MFS believes are either early in their life cycle but have potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. The Large Cap Growth Fund does not have a comparable policy in this regard.

         In addition to the Funds' principal investment strategies referred to above, the Funds may engage in a number of other investment techniques and practices. The table below summarizes both the principal and non-principal investment techniques and practices that the Funds can employ. The principal investment techniques and practices employed by each Fund, together with their risks, are described in each Fund's Prospectus.

INVESTMENT TECHNIQUES/PRACTICES

                 V FUND USES, OR CURRENTLY   -- PERMITTED, BUT FUND DOES NOT
SYMBOLS            ANTICIPATES USING            CURRENTLY ANTICIPATE USING
--------------------------------------------------------------------------------
                                                                       LARGE CAP
                                                      CORE GROWTH        GROWTH
                                                          FUND            FUND
                                                      -----------      ---------
Debt Securities
  Asset Back Securities
    Collateralized Mortgage Obligations and
      Multiclass Pass-Through Securities...........     --                 --
    Corporate Asset-Backed Securities..............     --                 --
    Mortgage Pass-Through Securities...............      v                  v
    Stripped Mortgage-Backed Securities............     --                 --
  Corporate Securities.............................      v                  v
  Loans and Other Direct Indebtedness..............     --                  v
  Lower Rated Bonds................................     --                 --
  Municipal Bonds..................................     --                 --
  U.S. Government Securities.......................      v                  v
  Variable and Floating Rate Obligations...........      v                  v
  Zero Coupon Bonds................................     --                  v
Equity Securities..................................      v                  v
Foreign Securities Exposure
  Brady Bonds......................................     --                 --
  Depositary Receipts..............................      v                  v
  Dollar-Denominated Foreign Debt
    Securities.....................................      v                  v
  Emerging Markets.................................      v                  v
  Foreign Securities...............................      v                  v
Forward Contracts..................................      v                  v
Futures Contracts..................................      v                  v
Indexed Securities/Structured Products(1)..........      v                  v
Inverse Floating Rate Obligations..................     --                 --

Investment in Other Investment Companies
  Open-End Funds...................................      v                  v
  Closed-End Funds.................................      v                  v
Lending of Portfolio Securities....................      v                  v
Leveraging Transactions
  Bank Borrowings..................................     --                 --
  Mortgage "Dollar-Roll" Transactions..............     --                  v
  Reverse Repurchase Agreements....................     --                 --
Options
  Options on Foreign Currencies....................      v                  v
  Options on Futures Contracts.....................      v                  v
  Options on Securities............................      v                  v
  Options on Stock Indices.........................      v                  v
  Reset Options....................................      v                 --
  "Yield Curve" Options............................      v                 --
Repurchase Agreements..............................      v                  v
Short Sales........................................      v                  v
Short Term Instruments.............................      v                  v
Swaps and Related Derivative Instruments...........      v                 --
Temporary Borrowings...............................      v                  v
Temporary Defensive Positions......................      v                  v
"When-Issued" Securities...........................      v                  v

-------------
(1) The Core Growth Fund limits its use of these instruments to indexed securities only.

6. HOW DO THE MANAGEMENT FEES AND OTHER EXPENSES OF THE TWO FUNDS COMPARE, AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE
         REORGANIZATION?

         Management Fees. The table on page 9 shows the annual operating expenses of the Funds. For the twelve month period ended August 31, 2004, the Large Cap Growth Fund paid a management fee rate of 0.75% annually of its average daily net assets. For the fiscal year ended August 31, 2004, the Core Growth Fund paid an effective management fee rate of 0.70% annually of its average daily net assets. As of March 1, 2004, MFS agreed to reduce the Core Growth Fund's contractual management fee rate from 0.75% to 0.65% of its average daily net assets. This fee rate will apply to the Core Growth Fund through February 28, 2009. Thus, the contractual management fee rate for the Core Growth Fund is, and after giving effect to the reorganization would remain until February 28, 2009, 0.10% lower than the contractual management fee rate for the Large Cap Growth Fund.

         Sales Charges and Rule 12b-1 Fees. The sales charges are the same for both Funds; however, no initial sales charge will be charged to shareholders in connection with the reorganization of the Funds. The contingent deferred sales charge aging schedule for Class B shares of Large Cap Growth Fund will be carried over to Class B shares of Core Growth Fund obtained in the reorganization. In addition, the maximum amounts payable under the Rule 12b-1 distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, for Class B shares are the same for both Funds. However, as indicated in the tables below, the Class A Rule 12b-1 fee of the Large Cap Growth Fund is 0.25% annually, which is lower than the current Core Growth Fund Class A 12b-1 fee of 0.35%. Class I shares of each Fund do not impose any sales charges and have not adopted a Rule 12b-1 distribution plan and do not incur Rule 12b-1 fees.

         Other Expenses and Total Annual Fund Expenses. The Core Growth Fund's "Other Expenses" for Class A, Class B and Class I shares were 0.03% higher than the Large Cap Growth Fund's "Other Expenses" for Class A, Class B and Class I shares for the year ended August 31, 2004. For the same period, the Core Growth Fund's "Total Annual Fund Expenses" for Class A shares were 0.03% higher than the Large Cap Growth Fund's Class A shares and Core Growth Fund's Class B and Class I shares were 0.07% lower than the Large Cap Growth Fund's Class B and Class I shares, each after giving effect to the management fee reduction currently in effect.

         If the reorganization is approved, Class A shares of the combined fund will have a total annual expense ratio that is 0.01% higher than the total annual expense ratio for Class A shares of the Large Cap Growth Fund; and Class B and Class I shares of the combined fund will each have a total annual expense ratio that is 0.09% lower than the total annual expense ratio for Class B and Class I shares of the Large Cap Growth Fund.

         The following tables summarize the maximum fees and expenses that you may pay when investing in the Funds, expenses that each Fund incurred in the twelve months ended August 31, 2004, and pro forma expenses of the Core Growth Fund after giving effect to the reorganization (assuming that the reorganization occurred at the beginning of the year ending August 31, 2004).

                                                 CLASS A   CLASS B   CLASS I
                                                 SHARES    SHARES    SHARES
                                                 -------   -------   -------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)

Large Cap Growth Fund..........................    5.75%     0.00%      N/A

Core Growth Fund...............................   5.75%+     0.00%      N/A

Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, whichever is lower)

Large Cap Growth Fund.......................... See Below*  4.00%**     N/A

Core Growth Fund............................... See Below*  4.00%**     N/A

Maximum Redemption Fee (as a percentage of
amount redeemed) if applicable.................     N/A       N/A       N/A

---------
+ No sales charge will be paid on shares of the Core Growth Fund issued in connection with this proposed reorganization.
* A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more or as part of a purchase through certain retirement plans.
** 4.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter.

                                             ANNUAL FUND OPERATING EXPENSES
                                      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                                      AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                                     TOTAL
                                                                                    ANNUAL
                                  MANAGEMENT       DISTRIBUTION       OTHER        OPERATING         FEE            NET
                                     FEES        (12B-1) FEES(1)   EXPENSES(2)     EXPENSES      REDUCTION(3)    EXPENSES
                                  ----------     ---------------   ----------      ---------     -----------     --------
LARGE CAP GROWTH FUND
  Class A                            0.75%            0.25%           0.28%          1.28%           N/A           1.28%
  Class B                            0.75%            1.00%           0.28%          2.03%           N/A           2.03%
  Class I                            0.75%             None           0.28%          1.03%           N/A           1.03%
CORE GROWTH FUND
  Class A                            0.75%            0.35%           0.31%          1.41%         (0.10)%         1.31%
  Class B                            0.75%            1.00%           0.31%          2.06%         (0.10)%         1.96%
  Class I                            0.75%             None           0.31%          1.06%         (0.10)%         0.96%
CORE GROWTH FUND (PRO FORMA
COMBINED)(4)
  Class A                            0.75%            0.35%           0.29%          1.39%         (0.10)%         1.29%
  Class B                            0.75%            1.00%           0.29%          2.04%         (0.10)%         1.94%
  Class I                            0.75%             N/A            0.29%          1.04%         (0.10)%         0.94%

-------------
(1) Each Fund has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of each class of shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). The maximum annual distribution and service fees under the Large Cap Growth Fund's plans are: 0.25% for Class A shares and 1.00% for Class B shares. The maximum annual distribution and service fees under the Core Growth Fund's plans are: 0.35% for Class A shares and 1.00% for Class B shares. Class I shares of each Fund have not adopted a Rule 12b-1 plan and, therefore, do not incur annual distribution and service fees.

(2) Each Fund has an expense offset arrangement that reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. Each Fund may have entered into or may enter into brokerage arrangements that reduce or recapture fund expenses. Any such fee reductions are not reflected in the table.

(3) Effective March 1, 2004 and continuing through February 28, 2009, MFS reduced its management fee rate to 0.65% for the Core Growth Fund. This reduction is reflected in the Core Growth Fund's and the Pro Forma Combined Fund's net
    expense ratio above.

(4) Assumes that the reorganization occurred at the beginning of the year ending August 31, 2004.

The above tables are provided to help you understand the expenses of investing in the Funds, including pro forma expenses of the Core Growth Fund after giving effect to the reorganization, and your share of the operating expenses that each Fund incurs.

EXAMPLES

         The following examples translate the expense percentages shown in the preceding tables into dollar amounts. By doing this, you can more easily compare the cost of investing in the Funds. The examples make certain assumptions. They assume that you invest $10,000 in a Fund for the time periods shown and that you redeem all your shares at the end of these periods (unless otherwise indicated). They also assume a 5% return on your investment each year and that dividends and other distributions are reinvested. They also assume that a Fund's operating expenses remain the same, except that a Fund's total operating expenses are assumed to be the Fund's "Net Expenses" for the period during which any contractual fee reductions are in effect. The examples are hypothetical; your actual costs and returns may be higher or lower.

                                                         1 YEAR          3 YEARS      5 YEARS        10 YEARS
                                                         ------          -------      -------        --------
LARGE CAP GROWTH
  Class A                                                  $698            $958         $1,237         $2,031
  Class B
    Assuming redemption at end of period                   $606            $937         $1,293         $2,166
    Assuming no redemption                                 $206            $637         $1,093         $2,166
  Class I                                                  $105            $328         $569           $1,259
CORE GROWTH
  Class A                                                  $701            $966         $1,261         $2,131
  Class B
    Assuming redemption at end of period                   $599            $915         $1,267         $2,186
    Assuming no redemption                                 $199            $615         $1,067         $2,186
  Class I                                                  $98             $306         $541           $1,253
CORE GROWTH (PRO FORMA COMBINED)
  Class A                                                  $699            $960         $1,251         $2,110
  Class B
    Assuming redemption at end of period                   $597            $909         $1,256         $2,165
    Assuming no redemption                                 $197            $609         $1,056         $2,165
  Class I                                                  $96             $300         $530           $1,230

7.       HOW HAS THE CORE GROWTH FUND PERFORMED?

         As shown in the tables below, the Core Growth Fund generally outperformed the Large Cap Growth Fund for the 1-Year, 3-Year and 5-Year periods and in eight of the last nine calendar years.

             ANNUAL TOTAL RETURN* (TOTAL INVESTMENT RETURN AT NAV)
                                 CLASS A SHARES
                                               Year ended December 31,
                                2004#     2003^      2002       2001      2000
                                -----     ----       ----       ----      ----
Core Growth Fund...........    10.21%   21.38%    (28.94)%    (23.67)%   (1.52)%
Large Cap Growth Fund......     6.89%   25.76%    (33.31)%    (23.73)%   (7.68)%

                                1999     1998       1997       1996      1995
                                ----     ----       ----       ----      ----
Core Growth Fund...........    49.62%   36.92%     32.06%       N/A       N/A
Large Cap Growth Fund......    35.68%   32.34%     24.57%      17.16%    40.83%

* The performance information in the table above reflects reinvestment of dividends and other earnings, but does not reflect any applicable sales charges. The total returns for other classes of each Fund would have been lower than the returns for Class A shares because such other classes of shares have higher total annual expense ratios (except with respect to Class I shares which have a lower expense ratio than that of Class A shares). During the periods shown in the table, the highest quarterly returns for the Core Growth Fund and Large Cap Growth Fund were 31.52% (for the calendar quarter ended December 31, 1999) and 27.37% (for the calendar quarter ended December 31, 1999), respectively, and the lowest quarterly returns were (20.76)% (for the calendar quarter ended September 30, 2001) and (24.93)% (for the calendar quarter ended September 30, 2001), respectively.

^ A portion of the 2003 total return for the Large Cap Growth Fund is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit.

# The performance shown reflects a non-recurring payment made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

     AVERAGE ANNUAL TOTAL RETURNS* AS OF DECEMBER 31, 2004 (LOAD ADJUSTED)

                                              1 YEAR++   5 YEAR^  10 YEAR/LIFE#^
                                              ------     ------   ------------
CORE GROWTH FUND
  RETURNS BEFORE TAXES
    Class A Shares                             3.87%     (7.60)%       11.49%
    Class B Shares                             5.50%     (7.45)%       11.84%
    Class I Shares                             10.64%    (6.16)%       12.47%
  RETURNS AFTER TAXES (CLASS A SHARES ONLY)
    Returns After Taxes on Distributions***    3.87%     (7.79)%       9.18%
    Returns After Taxes on Distributions
    and Sale of Class A Shares                 2.52%     (6.37)%       8.70%
  BENCHMARK COMPARISONS
    Russell 1000 Growth Index+**               6.30%     (9.29)%       6.89%
    Lipper Large Cap Growth Funds Average ##   7.19%     (8.16)%       6.22%

LARGE CAP GROWTH FUND
  RETURNS BEFORE TAXES
    Class A Shares                             0.75%     (9.86)%       8.18%
    Class B Shares                             2.06%     (9.77)%       7.98%
    Class I Shares                             7.20%     (8.31)%       9.20%
  RETURNS AFTER TAXES (CLASS A SHARES ONLY)
    Returns After Taxes on Distributions** 0.75% (10.65)% 5.30% Returns After Taxes on Distributions
    and Sale of Class A Shares                 0.49%     8.23%         5.81%
  BENCHMARK COMPARISONS
    Russell 1000 Growth Index+***              6.30%     (9.29)%       9.59%
    Lipper Large Cap Growth Funds Average##    7.19%     8.16%         8.55%

* The performance information in the table above reflects reinvestment of dividends and other earnings, and takes into account the deduction of the 5.75% maximum sales charge on Class A shares and the applicable CDSC for Class B shares (declining over six years from 4% to 0% from the end of the calendar month of purchase). The performance returns for the benchmark comparisons do not reflect the deduction of sales charges.

+   Source: Standard & Poor's Micropal, Inc.

** After-tax returns are calculated using the historic highest individual federal marginal income tax rates (without regard for phaseouts of certain exemptions, deductions and credits) and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one class of each Fund's shares, and after-tax returns for each Fund's other classes of shares will vary from the returns shown.

*** The Russell 1000 Growth Index measures the performance of large-cap U.S.
    growth stocks.

# Fund performance figures are for the period from commencement of investment operations on January 2, 1996 through December 31, 2004 for the Core Growth Fund and are for the 10-year period ended December 31, 2004 for the Large Cap Growth Fund.

## The Lipper Large Cap Growth Funds Average, as calculated by Lipper, Inc., is the average investment performance of funds in that category which have similar investment objectives to the Funds. Index and Lipper average returns are from January 1, 1996 for the Core Growth Fund.

^ A portion of the 2003 total return for the Large Cap Growth Fund is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit.

++ The performance shown reflects a non-recurring payment made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

         Of course, the Funds' past performance is not an indication of future performance. To review information regarding the Core Growth Fund in more detail, please refer to the Core Growth Fund Prospectus and Core Growth Fund Annual Report, both of which are enclosed.

8.       WHAT ARE THE DIFFERENCES IN PORTFOLIO TURNOVER RATES OF THE TWO FUNDS?

         Portfolio turnover is a measure of how frequently a Fund trades portfolio securities. Frequent trading of portfolio securities increases transaction costs, which could detract from a Fund's performance. Additionally, active and frequent trading may result in the realization and distribution to a Fund of higher capital gains, which would increase the tax liability for the Fund's shareholders who do not hold shares in tax-free accounts such as a 401(k) plan. During the twelve month period ended November 30, 2004, the Large Cap Growth Fund had a portfolio turnover rate of 96% and during the twelve month period ended August 31, 2004, the Core Growth Fund had a portfolio turnover rate of 261%.

9.       WHO MANAGES THE CORE GROWTH FUND?

         The Core Growth Fund is managed by Stephen Pesek, an MFS Senior Vice President and Margaret W. Adams, an MFS Vice President, and each of whom, together with S. Irfan Ali, also currently manage the Large Cap Growth Fund. Mr. Pesek has been a portfolio manager of the Fund since its inception in 1996 and has been employed in the investment management area of MFS since 1994. Ms. Adams became a portfolio manager of the Fund effective July 1, 2004, and has been employed in the investment management area of MFS since 2000. Prior to joining MFS, Ms. Adams had eleven years of portfolio management and investment-related experience at J.P. Morgan & Co.

10.      HOW WILL THE REORGANIZATION HAPPEN?

         If the reorganization is approved, your Large Cap Growth Fund shares will be exchanged for Core Growth Fund shares, using the Funds' respective net asset value per share prices, excluding sales charges, as of the close of trading on or about June 6, 2005. This exchange will not affect the total dollar value of your investment.

11.      WILL THE REORGANIZATION HAVE TAX CONSEQUENCES?

         It is expected that the reorganization itself will be a tax-free event for federal income tax purposes, and no additional gain will or loss will need to be reported on your 2005 federal income tax return as the direct result of the reorganization. That said, because the reorganization will end the Large Cap Growth Fund's tax year earlier than its normal tax year, it may accelerate distributions from that Fund to its shareholders. In particular, the Large Cap Growth Fund will recognize net gains or losses on the sales of any securities, net of any available capital loss carryforwards, in the short period ending on the closing date, and on or before that date it must declare a dividend paying out any such net gains to shareholders. Also, to the extent that the Large Cap Growth Fund holds any securities that are marked to market in connection with the reorganization, it will also recognize and be required to pay out any net gain from such securities.

12.      WILL MY DIVIDEND BE AFFECTED BY THE REORGANIZATION?

         Currently, the Large Cap Growth Fund intends to pay substantially all of its net income (including any capital gains) at least annually. Although distributions may be accelerated prior to the reorganization, as described above, following the reorganization, the payment frequency for dividends and capital gains in the Core Growth Fund is similar to the Large Cap Growth Fund's regular distribution schedule. Except as described below, your distributions will continue to be either reinvested or paid in cash, according to the option you selected with the Large Cap Growth Fund. Of course, the amount of these dividends will reflect the investment performance of the Core Growth Fund.

         The Core Growth Fund will not permit any Large Cap Growth Fund shareholder holding certificates for Large Cap Growth Fund shares at the time of the reorganization to receive cash dividends or other distributions, to receive certificates for shares issued in the reorganization (referred to as "Reorganization Shares"), to exchange Reorganization Shares for shares of other investment companies managed by MFS, or to pledge or redeem Reorganization Shares until such certificates for Large Cap Growth Fund shares have been surrendered, or, in the case of lost certificates, until an adequate surety bond has been posted.

         If a shareholder is not permitted to receive cash dividends or other distributions on Reorganization Shares for one of the reasons above, the Core Growth Fund will pay all such dividends and distributions in additional shares, notwithstanding any election the shareholder may have made previously to receive dividends and distributions on Large Cap Growth Fund shares in cash.

13. DO THE PROCEDURES FOR PURCHASING, REDEEMING AND EXCHANGING SHARES OF THE TWO FUNDS DIFFER?

         No. The procedures for purchasing and redeeming shares of each Fund, and for exchanging shares of each Fund for shares of other MFS Funds, are identical.

         Both Funds currently offer Class A, B and I shares. The Core Growth Fund also offers Class C, Class R1 and Class R2 shares. Shares of both Funds may be purchased through financial intermediaries that have sales agreements with MFS Fund Distributors, Inc. ("MFD") at prices based on net asset value, plus varying sales charges, depending on the class and number of shares purchased. Reinvestment of distributions by the Funds are made at net asset value for all classes.

         Shares of each Fund may be redeemed any day the New York Stock Exchange is open at their net asset value next determined after receipt by the Fund of a properly completed redemption request either directly from you or through a financial intermediary by the Fund's valuation time.

         Shares of both Funds may be exchanged for shares of the same class of certain other MFS funds.

14.      HOW WILL I BE NOTIFIED OF THE OUTCOME OF THE REORGANIZATION?

         If the proposed reorganization is approved by shareholders, you will receive confirmation after the reorganization is completed, indicating your new account number, the number of shares you are receiving and the procedures for surrendering your certificates, if you have any. If the reorganization is not approved, the Large Cap Growth Fund will continue to be managed as a separate series in accordance with its current investment objectives and policies and the Trustees may consider other alternatives.

15.      WILL THE NUMBER OF SHARES EACH SHAREHOLDER OWNS CHANGE?

         Yes, but the total value of the shares of the Core Growth Fund you receive will equal the total value of the shares of the Large Cap Growth Fund that you hold at the time of the reorganization. Even though the net asset value per share of each Fund (and the resulting number of shares) is different, the total value of your holdings will not change as a result of the reorganization.

                                  RISK FACTORS

WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE CORE GROWTH FUND, AND HOW DO THEY COMPARE WITH THOSE FOR THE LARGE CAP GROWTH FUND?

         Because the Funds share similar investment objectives and policies, the risks of an investment in the Core Growth Fund are similar to the risks of an investment in the Large Cap Growth Fund. Because the Large Cap Growth Fund invests, under normal market conditions, at least 80% of its net assets in companies with large market capitalizations, the Fund is subject to the risks associated with investing in large market capitalization companies to a greater extent than the Core Growth Fund. Each Fund has experienced a similar risk profile over the past five years. For example, as of December 31, 2004, the five year standard deviation was 18.44% for the Core Growth Fund versus 20.62% for the Large Cap Growth Fund (a higher percentage for standard deviation reflects a higher risk profile).

         Market Risk: This is the risk that the price of a security held by the Funds will fall due to changing economic, political or market conditions or due to the financial condition of the company which issued the security.

         Company Risk: Prices of securities react to the economic condition of the company that issued the security. The Funds' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Companies may be less likely to pay dividends in difficult economic environments.

         Growth Companies Risk: This is the risk that prices of growth company securities held by the Funds, which are the Funds' principal investment focus, will fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

         Emerging Growth Companies Risk: Investment in emerging growth companies may be subject to more abrupt or erratic market environments and may involve greater risks than investments in other companies. Emerging growth companies often:

           >> have limited product lines, markets and financial resources

           >> are dependent on management by one or a few key individuals

           >> have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices.

         Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Funds may experience difficulty in buying and selling these stocks at a fair price.

         Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         > Foreign markets may be less liquid and more volatile than U.S.
           markets.

         > Foreign securities often trade in currencies other than the U.S.
           dollar, and the Funds may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the Funds' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Funds to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the Fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, the Funds may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the Funds may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the Funds enter the contract may fail to perform its obligations to the Funds.

         Active or Frequent Trading Risk: The Funds have engaged and may engage in active and frequent trading to achieve their principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle (such as an Individual Retirement Account). Frequent trading also increases transaction costs, which could detract from the Funds' performance.

         As with any mutual fund, you could lose money on your investment in a Fund.

         An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         Other Investments. In addition to the Funds' main investment strategies described above, each Fund also may buy and sell the other types of investments indicated by the comparative chart on pages __ and __ above. The risks associated with the principal investment techniques and practices used by the Funds are summarized above. The non-principal investment techniques in which the Funds may engage are described, together with their risks, in each Fund's Statement of Additional Information.

                                     GENERAL

         This Prospectus/Proxy Statement is furnished in connection with the proposed reorganization of the Large Cap Growth Fund into the Core Growth Fund and the solicitation of proxies by and on behalf of the Trustees of the Large Cap Growth Fund for use at the Special Meeting of Shareholders ("Meeting"). The Meeting is to be held on May 17, 2005, at 2:00 p.m. at 500 Boylston Street, 24th floor, Boston, Massachusetts 02116. The Notice of the Meeting, the combined Prospectus/Proxy Statement and the enclosed proxy are being mailed to shareholders on or about April 5, 2005.

         Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Large Cap Growth Fund's Assistant Secretary at the principal office of the Large Cap Growth Fund, 500 Boylston Street, Boston, Massachusetts 02116) or in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Large Cap Growth Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal (set forth in Proposal 1 of the Notice of Meeting) to implement the reorganization of the Large Cap Growth Fund by the transfer of its assets and the assumption of the liabilities to and by the Core Growth Fund in exchange for the Reorganization Shares.

         As of March 21, 2005, Large Cap Growth Fund had outstanding [ ], [ ], and [ ] of its Class A, Class B and Class I shares of beneficial interest, respectively. Only shareholders of record as of the close of business on March 21, 2005 will be entitled to notice of and to vote at the Meeting. Each shareholder is entitled to one vote for each dollar of net asset value of shares held by that shareholder on that date (i.e., number of shares times net asset value per share), with fractional dollar amounts voting proportionately.

         The Trustees of the Large Cap Growth Fund know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                  PROPOSAL REGARDING APPROVAL OR DISAPPROVAL OF
              REORGANIZATION TRANSACTION AND RELATED AGREEMENT AND
                             PLAN OF REORGANIZATION

         The shareholders of the Large Cap Growth Fund are being asked to approve or disapprove a reorganization between the Large Cap Growth Fund and the Core Growth Fund pursuant to an Agreement and Plan of Reorganization between the Funds (the "Agreement"), a copy of the form of which is attached to this Prospectus/Proxy Statement as Appendix A.

         The reorganization is structured as a transfer of the assets and liabilities of the Large Cap Growth Fund to the Core Growth Fund in exchange for that number of full and fractional Class A, Class B and Class I Reorganization Shares, equal in total net asset value to the net value of assets transferred to the Core Growth Fund, all as more fully described below under "Information About the Reorganization."

         After receipt of the Reorganization Shares, the Large Cap Growth Fund will distribute the Class A Reorganization Shares to its Class A shareholders, the Class B Reorganization Shares to its Class B shareholders and the Class I Reorganization Shares to its Class I shareholders, each in proportion to their existing shareholdings, in complete liquidation of the Large Cap Growth Fund, and the legal existence of the Large Cap Growth Fund as a separate series of MFS Series Trust II, a Massachusetts business trust (the "Trust"), under Massachusetts law will be terminated as soon as reasonably practicable thereafter. Each shareholder of the Large Cap Growth Fund will receive a number of full and fractional Class A, Class B or Class I Reorganization Shares equal in value at the date of the exchange to the aggregate value of the shareholder's Large Cap Growth Fund shares of the same class.

         On or prior to the date of the transfer (the "Exchange Date"), the Large Cap Growth Fund will declare and pay a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized gains, if any, through the Exchange Date.

         The Trustees of the Large Cap Growth Fund have voted unanimously to approve the proposed transaction and to recommend that shareholders also approve the transaction. The transactions contemplated by the Agreement will be consummated only if the Agreement is approved by the affirmative vote of the holders of the lesser of (a) 67% or more of the voting power of the securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting power of the securities are present or represented by proxy or (b) more than 50% of the voting power of the outstanding voting securities of the Large Cap Growth Fund. Shareholders of record are entitled to one vote for each dollar of net asset value of their shares (i.e., number of shares owned times net asset value per share), with fractional amounts voting proportionately. The reorganization does not require the approval of the shareholders of the Core Growth Fund.

         In the event that this proposal is not approved by the shareholders of the Large Cap Growth Fund, the Large Cap Growth Fund will continue to be managed as a separate Fund in accordance with its current investment objectives and policies and the Trustees may consider such alternatives as may be in the best interests of the Large Cap Growth Fund.

             BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

         The Funds' Boards of Trustees, including all Trustees who are not "interested persons" of the Funds, have determined that the reorganization would be in the best interests of each Fund, and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the reorganization. The Trustees have unanimously approved the proposed reorganization and have recommended its approval by shareholders of the Large Cap Growth Fund. The Core Growth Fund and the Large Cap Growth Fund have separate Boards of Trustees comprised of the same individuals.

         As discussed above, while not identical, the Core Growth Fund and the Large Cap Growth Fund have substantially similar investment objectives, the Core Growth Fund seeking capital appreciation and the Large Cap Growth Fund providing growth of capital.

         In light of the similarity of the Funds, MFS advised the Board of Trustees of each Fund that it believes that combining the Funds would be in the best interests of shareholders of both Funds. The Board of Trustees of the Large Cap Growth Fund believes that the proposed reorganization will be advantageous to the Large Cap Growth Fund's shareholders for several reasons and considered the following matters, among others, in unanimously approving the proposal:

          1. The proposed reorganization offers Large Cap Growth Fund's shareholders the opportunity to move their assets into a Fund with a compatible objective and compatible investment policies and portfolio composition, but one that is larger;

          2. The reduction of overlap of funds within the MFS family of funds could reduce or eliminate portfolio and operational inefficiencies and will create a larger-combined Fund with the potential for greater prospects for asset growth;

          3. Although the total expense ratio for class A shares of the Core Growth Fund is slightly higher (0.01%) than the total expense ratio of Class A shares of the Large Cap Growth Fund, such increase is de minimis given the potential benefits of the proposed reorganization to Class A shareholders of the Large Cap Growth Fund;

          4. The total expense ratio for class B and class I shares of the Core Growth Fund are lower than the corresponding class of shares of the Large Cap Growth Fund and is currently expected to remain lower after the reorganization;

          5. The contractual management fee paid to MFS by each Fund is equal. However, MFS has agreed to reduce the Core Growth Fund's effective fee until February 28, 2009, resulting in a management fee rate that is 0.10% lower than the Large Cap Growth Fund's current management fee rate;

          6. The respective liabilities of each Fund;

          7. The relative size of the Funds, and the possibility that the increased size of the combined Fund could provide the potential for lower expenses by spreading fixed expenses across a larger asset base;

          8. Although past performance is not an indication of future results, the Core Growth Fund generally has a better overall performance record than the Large Cap Growth Fund;

          9. The expectation that the transaction will qualify as a tax-free reorganization for federal income tax purposes, pursuant to which no gain or loss will be recognized by the Large Cap Growth Fund or its shareholders for federal income tax purposes as a result of the transaction;

         10. The fact that the combined fund will be managed by the same investment adviser, portfolio management team and two of the three individuals who currently manage the Large Cap Growth Fund;

         11. The compatibility of the Funds' shareholder service features; and

         12. The costs that will be borne directly or indirectly by the Funds in connection of the reorganization.

         The Board of Trustees of the Core Growth Fund considered that the reorganization presents an opportunity for the Core Growth Fund to acquire investment assets without the need to pay brokerage commissions or other transaction costs that are normally associated with the purchase of securities. The Trustees also considered that the expenses the Core Growth Fund would incur as a result of the reorganization were reasonable in relation to the benefits the Core Growth Fund would realize as a result of the transaction. The Trustees believe that the Core Growth Fund shareholders could, over time, also benefit from improved diversification and potentially lower expenses (see "Synopsis, question 6" for a discussion of expenses) as a result of the reorganization.

         The Boards of Trustees of both Funds also considered that MFS could benefit from the reorganization. For example, MFS might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one Fund instead of two.

         Based on its review and MFS advice, the Board of Trustees of each Fund has unanimously approved the proposal.

         Exchange without recognition of gain or loss for federal income tax purposes. If a Large Cap Growth Fund shareholder were to redeem his or her shares to invest in another fund, such as the Core Growth Fund, gain or loss generally would be recognized by that shareholder for federal income tax purposes. Also, if the Large Cap Growth Fund were liquidated or were reorganized in a taxable reorganization, the transaction would likely result in a taxable event for its shareholders. By contrast, the proposed reorganization will permit the Large Cap Growth Fund's shareholders to exchange their investment for an investment in the Core Growth Fund without recognition of gain or loss for federal income tax purposes. After the reorganization, shareholders will be free to redeem any or all of the Core Growth Fund shares at net asset value at any time, at which point a taxable gain or loss would be recognized.

                      INFORMATION ABOUT THE REORGANIZATION

         Agreement and Plan of Reorganization. The proposed reorganization will be governed by an Agreement and Plan of Reorganization (the "Agreement"). The Agreement provides that the Core Growth Fund will acquire the assets and liabilities of the Large Cap Growth Fund in exchange for the issuance of Class A, Class B and Class I Reorganization Shares equal in value to the value of the transferred assets net of assumed liabilities. The shares will be issued on the next full business day following the time as of which the Funds' shares are valued for determining net asset value for the reorganization at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time on June 3, 2005, or such other date as may be agreed upon by the parties). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

         The Large Cap Growth Fund will sell its assets to the Core Growth Fund, and in exchange, the Core Growth Fund will assume all liabilities of the Large Cap Growth Fund and deliver to the Large Cap Growth Fund (i) a number of full and fractional Class A Reorganization Shares having an aggregate net asset value equal to the value of assets of the Large Cap Growth Fund attributable to its Class A shares, less the value of the liabilities of the Large Cap Growth Fund assumed by the Core Growth Fund attributable to such Class A shares; (ii) a number of full and fractional Class B Reorganization Shares having a net asset value equal to the value of assets of the Large Cap Growth Fund attributable to its Class B shares, less the value of the liabilities of the Large Cap Growth Fund assumed by the Core Growth Fund attributable to such Class B shares; and
(iii) a number of full and fractional Class I Reorganization Shares having a net asset value equal to the value of the assets of the Large Cap Growth Fund attributable to its Class I shares, less the value of liabilities of the Large Cap Growth Fund assumed by the Core Growth Fund attributable to such Class I shares.

         Immediately following the Exchange Date, the Large Cap Growth Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Reorganization Shares received by the Large Cap Growth Fund, with Class A Reorganization Shares being distributed to holders of Class A shares of the Large Cap Growth Fund, Class B Reorganization Shares being distributed to holders of Class B shares of the Large Cap Growth Fund and Class I Reorganization Shares being distributed to holders of Class I shares of the Large Cap Growth Fund. As a result of the proposed transaction, each holder of Class A, Class B and Class I shares of the Large Cap Growth Fund will receive a number of Class A, Class B and Class I Reorganization Shares equal in aggregate value at the Exchange Date to the value of the Class A, Class B and Class I shares, respectively, of the Large Cap Growth Fund held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Core Growth Fund in the name of such Large Cap Growth Fund shareholders, each account representing the respective number of full and fractional Class A, Class B and Class I Reorganization Shares due such shareholder. New certificates for Reorganization Shares will be issued only upon written request.

         The Trustees of each Fund have determined that the interests of each Fund's shareholders will not be diluted as a result of the transactions contemplated by the reorganization and that the proposed reorganization is in the best interests of each Fund.

         The consummation of the reorganization is subject to the conditions set forth in the Agreement. The Agreement may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by the mutual consent of the Large Cap Growth Fund and the Core Growth Fund or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

         The fees and expenses for the transaction are estimated to be approximately $215,000. Each Fund shall bear its own fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) and other similar expenses incurred in connection with the consummation of the transactions contemplated by the Agreement.

         Description of the Reorganization Shares. Reorganization Shares will be issued to the Large Cap Growth Fund's shareholders in accordance with the procedure under the Agreement as described above. The Reorganization Shares are Class A, Class B and Class I shares of the Core Growth Fund. Investors purchasing Class A shares pay a sales charge at the time of purchase, but Large Cap Growth Fund shareholders receiving Class A Reorganization Shares in the reorganization will not pay a sales charge on such shares. Class A shares are subject to a Rule 12b-1 fee at the annual rate of up to 0.35% of the Fund's average daily net assets attributable to Class A shares.

         Class B shares of the Core Growth Fund are sold without a sales charge, but are subject to a CDSC of up to 4% if redeemed within six years of purchase. For purposes of determining the CDSC payable on redemption of Class B Reorganization Shares received by holders of Class B shares of the Large Cap Growth Fund, such shares will be treated as having been acquired as of the dates such shareholders originally acquired their Class B shares of the Large Cap Growth Fund. Class B shares are also subject to a Rule 12b-1 fee at the annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B shares. Class B shares will automatically convert to Class A shares, based on relative net asset value, approximately eight years after purchase. For purposes of determining the conversion date of Class B Reorganization Shares received by holders of Class B shares of the Large Cap Growth Fund, such shares will be treated as having been acquired as of the dates such shareholders originally acquired their Class B shares of the Large Cap Growth Fund.

         Class I shares are sold without a sales charge and are not subject to a Rule 12b-1 fee. Class I shares are available exclusively to certain investors. Each class of shares of the Core Growth Fund generally are subject to redemption fees on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange).

         Each of the Reorganization Shares will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights, except that Class B Reorganization Shares will have the conversion rights specified above. The Amended and Restated Declaration of Trust (the "Declaration of Trust") of the Core Growth Fund, permits the Fund to divide its shares, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. The Core Growth Fund's shares are currently divided into six classes - Class A, Class B, Class C, Class R1, Class R2 and Class I.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Core Growth Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Core Growth Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Core Growth Fund or its Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Core Growth Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Core Growth Fund would be unable to meet its obligations. The likelihood of such circumstances is remote. The shareholders of the Large Cap Growth Fund are subject to this same risk of shareholder liability.

         Federal Income Tax Consequences. As a condition to each Fund's obligation to consummate the reorganization, each Fund will receive an opinion from Ropes & Gray LLP, counsel to the Fund (which opinion will be based on certain factual representations and assumptions and subject to certain qualifications), substantially to the effect that, although not free from doubt, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations, rulings, and interpretations thereof, all as in force as of the date of the opinion, for federal income tax purposes:

                  (a) The reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Core Growth Fund and Large Cap Growth Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

                  (b) under Section 361 of the Code, no gain or loss will be recognized by the Large Cap Growth Fund upon the transfer of its assets to the Core Growth Fund in exchange for Reorganization Shares and the assumption by the Core Growth Fund of the Large Cap Growth Fund's liabilities, or upon the distribution of the Reorganization Shares by the Large Cap Growth Fund to its shareholders in liquidation;

                  (c) under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Large Cap Growth Fund on the distribution of Reorganization Shares to them in exchange for their shares of the Large Cap Growth Fund;

                  (d) under Section 358 of the Code, the aggregate tax basis of the Reorganization Shares that the Large Cap Growth Fund's shareholders receive in exchange for their Large Cap Growth Fund shares will be the same as the aggregate tax basis of the Large Cap Growth Fund shares exchanged therefor;

                  (e) under Section 1223(1) of the Code, a Large Cap Growth Fund shareholder's holding period for the Reorganization Shares received pursuant to the Agreement will be determined by including the holding period for the Large Cap Growth Fund shares exchanged for the Reorganization Shares, provided that the shareholder held the Large Cap Growth Fund shares as a capital asset;

                  (f) under Section 1032 of the Code, no gain or loss will be recognized by the Core Growth Fund upon receipt of the assets transferred to the Core Growth Fund pursuant to the Agreement in exchange for the Reorganization Shares and the assumption by the Core Growth Fund of the liabilities of the Large Cap Growth Fund;

                  (g) under Section 362(b) of the Code, the Core Growth Fund' tax basis in the assets that the Core Growth Fund receives from the Large Cap Growth Fund will be the same as the Large Cap Growth Fund's tax basis in such assets immediately prior to such exchange;

                  (h) under Section 1223(2) of the Code, the Core Growth Fund's holding periods in such assets will include the Large Cap Growth Fund's holding periods in such assets; and

                  (i) under Section 381 of the Code, the Core Growth Fund will succeed to the capital loss carryovers of the Large Cap Growth Fund, if any, but the use by the Core Growth Fund of any such capital loss carryovers (and of capital loss carryovers of the Core Growth Fund) may be subject to limitation under Section 381, 382, 383 and 384 of the Code.

         The opinion will be based on certain factual certifications made by officers of the Trust, on behalf of the Large Cap Growth Fund, and by officers of MFS Series Trust I, on behalf of the Core Growth Fund, and will also be based on customary assumptions. Notwithstanding paragraphs (b) and (g) above, the Agreement provides that the tax opinion may state that no opinion is expressed as to the effect of the reorganization on the Funds or any Large Cap Growth Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. Each Fund has agreed to make and provide additional representations to tax counsel with respect to each Fund that are reasonably requested by tax counsel. A Fund may not waive in any material respect the receipt of the tax opinions as a condition to confirmation and to the reorganization.

         Prior to the Exchange Date, the Large Cap Growth Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distribution to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

         This description of the federal income tax consequences of the reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

         Additional Tax Considerations. As of November 30, 2004, the Large Cap Growth Fund had capital loss carryovers of approximately $317,672,372, which expire as follows:

                EXPIRATION DATE
                    November 30, 2009                  $133,044,605
                    November 30, 2010                  $158,919,741
                    November 30, 2011                  $ 25,708,026

Capital loss carryovers are used to reduce the amount of realized capital gains that a Fund is required to distribute to its shareholders in order to avoid paying taxes on undistributed capital gain.

         The combined fund's ability to use Large Cap Growth Fund's capital loss carryovers to offset future realized capital gains may be subject to an annual limitation under applicable tax laws if the reorganization occurs. The effect of this limitation will depend on the amount of losses in each Fund at the time of the reorganization. For example, if the reorganization had occurred on December 31, 2004, the combined fund would have had net losses (i.e., capital loss carryforwards as of the end of the last fiscal year as adjusted by year-to-date realized gains or losses and all unrealized gains) of 7% of its net assets available to reduce capital gains, whereas absent the reorganization, the Large Cap Growth Fund would have net losses equal to 66% of its net assets available to reduce capital gains. As a result of the loss limitation and the spreading of the losses remaining available over a larger asset base, the percentage of losses available to offset capital gains would have decreased by 59% with respect to the Large Cap Growth Fund. The application of the loss limitation rules is likely to accelerate taxable gain distributions to shareholders of the combined fund.

         Capitalization. The following table shows the capitalization of the Funds as of August 31, 2004, and on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

                             CORE         LARGE CAP                  PRO FORMA
                            GROWTH         GROWTH      PRO FORMA      COMBINED
                             FUND          FUND       ADJUSTMENTS       FUND*
                            ------        ---------   -----------    ---------
Net assets (000's omitted)
   Class A................ $404,511      $ 272,524     $  (144)^     $ 676,891
   Class B................ $138,226      $  97,603     $   (50)^     $ 235,779
   Class I................ $  4,136      $       5     $    (1)^     $   4,140

Shares outstanding
(000's omitted)
   Class A................   27,490        27,823       18,527*         46,017
   Class B................    9,668        10,087        6,825*         16,493
   Class I................      276             0#           0#*           276

Net asset value per share
   Class A................ $  14.71      $   9.79         --         $   14.71
   Class B................ $  14.30      $   9.68         --         $   14.30
   Class I................ $  14.98      $ 10.05          --         $   14.98

------------
^ Amount reflects estimated organizational costs.

# Shares numbered was less than 500.

* If the reorganization had taken place on August 31, 2004, the Large Cap Growth Fund would have received 18,526,474, 6,825,385, and 305 Class A, Class B and Class I shares, respectively, of the Core Growth Fund, which would be available for distribution to its shareholders. No assurances can be given as to the number of Reorganization Shares the Large Cap Growth Fund will receive on the Exchange Date. The foregoing is merely an example of what the Large Cap Growth Fund would have received and distributed had the reorganization been consummated on August 31, 2004, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

         Unaudited pro forma combined financial statements of the Funds as of August 31, 2004 and for the twelve-month period then ended are included in the Statement of Additional Information relating to the proposed reorganization. Because the Agreement provides that the Core Growth Fund will be the surviving Fund following the reorganization and because the Core Growth Fund's investment objectives and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of the Large Cap Growth Fund to the Core Growth Fund as contemplated by the Agreement.

         THE TRUSTEES OF THE LARGE CAP GROWTH FUND, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN.

                               VOTING INFORMATION

         Required Vote. Proxies are being solicited from the Large Cap Growth Fund's shareholders by its Trustees for the Meeting to be held on May 17, 2005 at 2:00 p.m. at 500 Boylston St., 24th Floor, Boston, Massachusetts 02116, or at such later time made necessary by adjournment. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specifications, FOR approval of the Agreement.

         The transactions contemplated by the Agreement will be consummated only if approved by the affirmative vote of a "majority of the outstanding voting securities" of the Large Cap Growth Fund entitled to vote. Under the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting power of the securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting power of the securities are present or represented by proxy or (b) more than 50% of the power of the outstanding voting securities.

         Record Date, Quorum and Method of Tabulation. Shareholders of record of the Large Cap Growth Fund at the close of business on March 21, 2005 (the "record date") will be entitled vote at the Meeting or any adjournment thereof. The holders of a majority of the shares of the Large Cap Growth Fund outstanding at the close of business on the record date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders of record are entitled to one vote for each dollar of net asset value of the shares (i.e., number of shares owned times net asset value per share), with fractional amounts voting proportionately.

         Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Large Cap Growth Fund as the vote tabulator for the Meeting. The vote tabulator will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The vote tabulator will count shares represented by proxies that are marked with an abstention or that reflect "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owner or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Thus, abstentions and broker non-votes have the effect of a negative vote on the proposal.

         As of March 21, 2005, the officers and Trustees, as a group, beneficially owned less than 1% of any class of the outstanding shares of the Large Cap Growth Fund. To the best of the knowledge of the Large Cap Growth Fund, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the Large Cap Growth Fund's outstanding shares:

                                                                      PRO FORMA
                                    SHAREHOLDER       PERCENTAGE      PERCENTAGE
            CLASS                NAME AND ADDRESS       OWNED           OWNED
            -----                ----------------     ----------      ---------
[To be updated]



         The votes of the shareholders of the Core Growth Fund are not being solicited, because their approval or consent is not necessary for this transaction. As of March 21, 2005, the officers and Trustees of the Core Growth Fund, as a group, beneficially owned less than 1% of any class of the outstanding shares of the Core Growth Fund. To the best of the knowledge of the Core Growth Fund, as of March 21, 2005, the following shareholders owned of record or beneficially 5% or more of the following classes of the Core Growth
Fund:

                                                                      PRO FORMA
                                    SHAREHOLDER       PERCENTAGE      PERCENTAGE
            CLASS                NAME AND ADDRESS       OWNED           OWNED
            -----                ----------------     ----------      ---------
[To be updated]



         Solicitation of Proxies. In addition to soliciting proxies by mail, the Trustees and employees of MFS, MFD and MFS Service Center, Inc. may solicit proxies in person or by telephone. In addition, the Large Cap Growth Fund has retained at its own expense Georgeson Shareholder to aid in the solicitation of instructions for nominee and registered accounts for a fee of approximately $28,000, plus reasonable out-of-pocket expenses for proxy solicitation services. The Large Cap Growth Fund may also arrange to have votes recorded by telephone. The telephonic voting procedure is designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded. Shareholders would be asked for their Social Security numbers or other identifying information. The shareholders would then be given an opportunity to authorize their proxies to vote their shares in accordance with their instructions. To ensure that the shareholders' instructions have been recorded correctly, they will also receive a confirmation of their instructions in the mail. A toll-free number will be available in the event the information in the confirmation is incorrect.

         Shareholders have the opportunity to vote via the Internet as directed on your proxy card. The giving of such a proxy will not affect your right to vote in person should you decide to attend the Meeting. To vote via the Internet, you will need the "control" number that appears on your proxy card. The Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. Shareholders voting via the Internet should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by the shareholders.

         Persons holding shares as nominees will upon request be reimbursed for their reasonable expenses in soliciting instructions from their principals.

         Revocation of Proxies. Proxies, including proxies given by telephone or via the Internet, may be revoked at any time before they are voted, by a written revocation received by the Secretary of the Large Cap Growth Fund or by properly executing a later-dated proxy or by attending the Meeting and voting in person.

         Shareholder Proposals. The Large Cap Growth Fund does not hold annual shareholder meetings. If the reorganization is not approved, any shareholder who wishes to submit a proposal to be considered by the Fund's shareholders at the next meeting of shareholders should send the proposal to Large Cap Growth Fund, c/o James R. Bordewick, Jr., Assistant Secretary, at 500 Boylston Street, 20th Floor, Boston, Massachusetts 02116, so as to be received within a reasonable time before the Board of Trustees makes the solicitation relating to such meeting. The submission by a shareholder of a proposal for inclusion in the proxy materials does not guarantee that it will be included. Shareholder proposals are subject to certain requirements under the federal securities laws.

         Adjournment. If the necessary quorum to transact business or sufficient votes in favor of the proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The Large Cap Growth Fund pays the costs of any additional solicitation and of any adjourned session.

MISCELLANEOUS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
         Ernst & Young LLP serves as Independent Registered Public Accountants to the Core Growth Fund while Deloitte & Touche LLP serves as Independent Registered Accountants to the Large Cap Growth Fund. The audited financial statements of the Core Growth Fund and the Large Cap Growth Fund for the fiscal years ended August 31, 2004 and November 30, 2004, respectively, included in the Statements of Additional Information, have been audited by Ernst & Young LLP and Deloitte & Touche LLP, respectively, Independent Registered Public Accountants, whose reports thereon are included in the respective Statement of Additional Information and in the Annual Reports to Shareholders for the fiscal years ended August 31, 2004 and November 30, 2004, respectively. The financial statements audited by Ernst & Young LLP and Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

AVAILABLE INFORMATION
         The Large Cap Growth Fund and the Core Growth Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance with these laws, they each file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington D.C. 20549 and the public reference facilities at the SEC's Northeast and Midwest regional offices at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604, respectively. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, at prescribed rates, or at the SEC website (http://www.sec.gov).

OTHER BUSINESS

         Management of the Large Cap Growth Fund knows of no business other than the matters specified above that will be presented at the Meeting. Because matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.

                IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPLY.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES.

         Please advise the Large Cap Growth Fund, in care of MFS Service Center, Inc., 500 Boylston Street, Boston, MA 02116, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the shares.

 April 5, 2005

MFS LARGE CAP GROWTH FUND, a series of
MFS SERIES TRUST II
500 Boylston Street
Boston, MA 02116

                                                                     APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this 25th day of January, 2005, by and between MFS Series Trust II, a Massachusetts business trust ("Trust II"), on behalf of MFS Large Cap Growth Fund, a segregated portfolio of assets ("series") thereof (the "Acquired Fund"), and MFS Series Trust I, a Massachusetts business trust ("Trust I"), on behalf of MFS Core Growth Fund (the "Surviving Fund"), each with its principal place of business at 500 Boylston Street, Boston, Massachusetts 02116.

      This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of the regulations under Section 368(a) (the "Regulations") of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (1) the transfer of the assets of the Acquired Fund to the Surviving Fund in exchange solely for the assumption by the Surviving Fund of the liabilities of the Acquired Fund and the issuance to the Acquired Fund of shares of beneficial interest, no par value ("shares"), in the Surviving Fund (the "Reorganization Shares"), (2) the distribution of the Reorganization Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein and (3) the termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (collectively, the "Reorganization").

      All representations, warranties, covenants and obligations of the Surviving Fund and the Acquired Fund (each a "Fund") contained herein shall be deemed to be representations, warranties, covenants and obligations of the Trust I, acting on behalf of the Surviving Fund and Trust II, acting on behalf of the Acquired Fund respectively, and all rights and benefits created hereunder in favor of the Surviving Fund and the Acquired Fund shall inure to, and shall be enforceable by, Trust I, acting on behalf of the Surviving Fund, and Trust II, acting on behalf of the Acquired Fund, respectively.

      The Acquired Fund's shares are divided into three classes, designated Class A, Class B, and Class I shares (the "Class A Acquired Fund Shares," "Class B Acquired Fund Shares," and "Class I Acquired Fund Shares," respectively, and together, the "Acquired Fund Shares"). The Surviving Fund's shares are divided into nine classes, including three classes designated Class A, Class B, and Class I shares (the "Class A Reorganization Shares," "Class B Reorganization Shares," and "Class I Reorganization Shares," respectively), which three classes are the only classes of the Surviving Fund's shares involved in the Reorganization and thus included in the term "Reorganization Shares." Each class of Acquired Fund Shares is substantially similar to the corresponding class of Reorganization Shares, i.e., the Funds' Class A, Class B, and Class I shares correspond to each other.

      In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. THE REORGANIZATION

      1.1 The Acquired Fund will transfer to the Surviving Fund all of its assets (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, claims and rights of action, cash and other assets) as set forth in a statement of assets and liabilities as of the Valuation Date (as defined in paragraph 2.1 hereof) prepared in accordance with generally accepted accounting principles consistently applied, certified by Trust II's Treasurer or Assistant Treasurer and delivered by Trust II to the Surviving Fund pursuant to paragraph 5.6 hereof (the "Statement of Assets and Liabilities") (collectively, the "Assets"), free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange solely for (a) the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund as set forth in the Statement of Assets and Liabilities (collectively, the "Liabilities") and (b) the issuance and delivery by the Surviving Fund to the Acquired Fund, for distribution in accordance with paragraph 1.3 hereof pro rata to the Acquired Fund shareholders of record determined as of the close of business on the Valuation Date (the "Acquired Fund Shareholders"), of the number of full and fractional (rounded to the third decimal place) Reorganization Shares determined as provided in paragraph 2.2 hereof. Such transactions shall take place at the closing provided for in paragraph 3.1 hereof (the "Closing").

      1.2 The Acquired Fund has provided the Surviving Fund with a list of the current securities holdings and other assets of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities or other assets prior to the Closing.

      1.3 On or as soon after the closing date established in paragraph 3.1 hereof (the "Closing Date") as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will distribute the Reorganization Shares it received pursuant to paragraph 1.1 hereof pro rata to the Acquired Fund Shareholders in actual or constructive exchange for their Acquired Fund Shares in complete liquidation of the Acquired Fund. Such distribution will be accomplished by the transfer of the Class A, Class B and/or Class I Reorganization Shares then credited to the account of the Acquired Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of full and fractional (rounded to the third decimal place) Class A, Class B and/or Class I Reorganization Shares due such shareholders, by class (i.e., the account for each Acquired Fund Shareholder of Class A Acquired Fund Shares shall be credited with the respective pro rata number of Class A Reorganization Shares due that shareholder. The Surviving Fund will not issue share certificates representing the Reorganization Shares in connection with such distribution, except in connection with pledges and assignments and in certain other limited circumstances.

      1.4 Acquired Fund Shareholders holding certificates representing their ownership of Acquired Fund Shares shall surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to the Acquired Fund prior to the Closing Date. Any Acquired Fund Share certificate that remains outstanding on the Closing Date shall be deemed to be cancelled, shall no longer show evidence of ownership of Acquired Fund Shares and shall not evidence ownership of any Reorganization Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, any dividends and other distributions payable by the Surviving Fund subsequent to the Closing Date with respect to the Reorganization Shares allocable to a holder of such certificate(s) shall be paid to such holder, but such holder may not redeem or transfer such Reorganization Shares.

      1.5 Any transfer taxes payable upon issuance of the Reorganization Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Reorganization Shares are to be issued and transferred.

      1.6 The Acquired Fund shall be terminated as a series of the Trust promptly following the Liquidation Date.

2. VALUATION

      2.1 The net asset value of each class of the Reorganization Shares and the net value of the Assets shall in each case be determined as of the close of business on the last business day preceding the Closing Date (the "Valuation Date"). The net asset value of each class of the Reorganization Shares shall be computed by State Street Bank and Trust Company (the "Custodian"), as custodian and pricing agent for the Surviving Fund, in the manner set forth in the Trust I's Amended and Restated Declaration of Trust ("the Trust I's Declaration of Trust") or By-laws and the Surviving Fund's then-current prospectus and statement of additional information, to not less than two decimal places. The net value of the Assets shall be computed by the Custodian, as custodian and pricing agent for the Acquired Fund, by calculating the value of the Assets and subtracting therefrom the amount of the Liabilities, in the manner set forth in Trust II's Amended and Restated Declaration of Trust ("Trust II's Declaration of Trust") or By-laws and the Acquired Fund's then-current prospectus and statement of additional information. The determinations of the Custodian shall be conclusive and binding on all parties in interest.

      2.2 The number of each class of Reorganization Shares (including fractional shares, if any, rounded to the third decimal place) the Surviving Fund shall issue pursuant to paragraph 1.1(b) hereof shall be as follows: (a) the number of Class A Reorganization Shares shall be determined by dividing the net value of the Assets (computed as set forth in paragraph 2.1 hereof) (the "Acquired Fund Value") attributable to the Class A Acquired Fund Shares by the net asset value of a Class A Reorganization Share (computed as set forth in such paragraph), (b) the number of Class B Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class B Acquired Fund Shares by the net asset value of a Class B Reorganization Share (as so computed), and (c) the number of Class I Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class I Acquired Fund Shares by the net asset value of a Class I Reorganization Share (as so computed).

      2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Surviving Fund and the Acquired Fund, as applicable.

3. CLOSING AND CLOSING DATE

      3.1 The Closing Date shall be as soon as practicable after the Reorganization is approved by shareholders of the Acquired Fund, but in no event later than June 6, 2004. The Closing shall be held at 8:00 a.m., Boston time, at the offices of the Surviving Fund, 500 Boylston Street, Boston, Massachusetts 02116, or at such other time and/or place as the parties may agree.

      3.2 Portfolio securities shall be transferred by the Acquired Fund to the Custodian for the account of the Surviving Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency, certified or official bank check or federal fund wire, payable to the order of "State Street Bank and Trust Company, Custodian for the MFS Core Growth Fund" or in the name of any successor organization.

      3.3 If on the proposed Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that accurate appraisal of the net value of the Assets or the net asset value of each class of the Reorganization Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before July 7, 2005, this Agreement may be terminated by either Fund upon the giving of written notice to the other.

      3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number of outstanding Acquired Fund Shares owned by each such shareholder, all as of the close of business on the Valuation Date (the "Shareholder List"). The Surviving Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Reorganization Shares to be credited on the Liquidation Date, or provide evidence satisfactory to the Acquired Fund that such Reorganization Shares have been credited to the Acquired Fund's account on the books of the Surviving Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

      4.1 Trust II, on behalf of the Acquired Fund, represents and warrants to the Trust I, on behalf of the Surviving Fund, as follows:

            (a) Trust II is a business trust that is duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out this Agreement. Neither Trust II nor the Acquired Fund is required to qualify to do business in any other jurisdiction. This Agreement has been duly authorized by Trust II, subject to the approval of the shareholders of the Acquired Fund. Trust II has all necessary federal, state and local authorizations to own all of the properties and assets of Trust II and to carry on its business as now being conducted.

            (b) Trust II is a duly registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect; and the Acquired Fund is a duly established and designated series thereof;

            (c) Trust II is not, and the execution, delivery and performance of this Agreement by Trust II will not result, in violation of any provision of Trust II's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust II is a party or by which Trust II or the Acquired Fund is bound;

            (d) Trust II has no material contracts or other commitments (other than this Agreement) that will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

            (e) Except as otherwise disclosed in writing to and accepted by the Trust I, on behalf of the Surviving Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquired Fund or any of its properties or assets. Trust II knows of no facts that might form the basis for the institution of such proceedings, and Trust II is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (f) The statement of assets and liabilities, including the schedule of portfolio investments, of the Acquired Fund as of November 30, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended November 30, 2004 and November 30, 2003 (copies of which have been furnished to the Surviving Fund) have been audited by Deloitte and Touche LLP, Independent Registered Public Accountants, and present fairly in all material respects the financial position of the Acquired Fund as of November 30, 2004 and the results of its operations and changes in net assets for the respective stated periods in accordance with generally accepted accounting principles consistently applied, and there are no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

             (g) Since November 30, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by Trust I, on behalf of the Surviving Fund. For the purposes of this subparagraph
      (g), a decline in net asset value per Acquired Fund Share resulting from losses upon the disposition of investments or from changes in the value of investments held by the Acquired Fund, or a distribution or a payment of dividends shall not constitute a material adverse change;

             (h) As of the Closing Date, the Acquired Fund will have filed all required federal and other tax returns and reports which, to the knowledge of Trust II's officers, are required to have been filed by the Acquired Fund by such date and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid.

             (i) For federal income tax purposes, the Acquired Fund qualifies as a "regulated investment company," and the provisions of sections 851 through 855 of the Code apply to Acquired Fund for the remainder of its current taxable year beginning December 1, 2004, and will continue to apply to it through the Closing Date.

             Acquired Fund will declare to Acquired Fund shareholders of record on or prior to the Closing Date a dividend or dividends which together with all previous such dividends shall have the effect of distributing
      (a) all of the excess of (i) Acquired Fund's investment income excludable from gross income under section 103(a) of the Code over (ii) Acquired Fund's deductions disallowed under sections 265 and 171(a)(2) of the Code, (b) all of Acquired Fund's investment company taxable income (as defined in Code section 852), (computed in each case without regard to any deduction for dividends paid), and (c) all of Acquired Fund's net realized capital gain (after reduction for any capital loss carryover) in each case for both the taxable year ending on November 30, 2004 and the short taxable year beginning on December 1, 2004, and ending on the Closing Date. Such dividends will be made to ensure continued qualification of Acquired Fund as a "regulated investment company" for tax purposes and to eliminate fund-level tax.

            (j) The authorized capital of Trust II consists of an unlimited number of shares, divided into sixteen series and, with respect to the Acquired Fund, into three classes at the date hereof. All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by Trust II. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List. Trust II does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

            (k) Except as previously disclosed to Trust I, at the Closing Date Trust II will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver the Assets hereunder, and upon delivery and payment for the Assets, the Surviving Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

            (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Trust II (with the exception of the approval of this Agreement by the Acquired Fund's shareholders holding at least a majority of the outstanding voting securities (as defined by the 1940 Act) of the Acquired Fund), and this Agreement constitutes a valid and binding obligation of Trust II enforceable in accordance with its terms, subject to the approval of such shareholders;

            (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations thereunder applicable thereto;

            (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement (as defined in paragraph 5.7 hereof) (other than written information furnished by the Surviving Fund for inclusion therein, as covered by the Trust I's representation and warranty in paragraph 4.2(n) hereof), on the effective date of the Registration Statement, on the date of the Meeting (as defined in paragraph 5.2 hereof) and on the Closing Date, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

            (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Trust II, on behalf of the Acquired Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts"), and such as may be required under state securities laws;

            (p) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Surviving Fund;

            (q) The current prospectus and statement of additional information of the Acquired Fund, each dated April 1, 2004, as supplemented and updated from time to time, will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder on the date of the Proxy Statement, on the date of the Meeting and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

            (r) The Acquired Fund incurred the Liabilities in the ordinary course of its business.

      4.2 Trust I, on behalf of the Surviving Fund, represents and warrants to Trust II, on behalf of the Acquired Fund, as follows:

            (a) Trust I is a business trust that is duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out this Agreement. Neither Trust I nor the Surviving Fund is required to qualify to do business in any other jurisdiction. This Agreement has been duly authorized by Trust I on behalf of the Surviving Fund. Trust I has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted.

            (b) Trust I is a duly registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

            (c) The current prospectus and statement of additional information of the Surviving Fund, each dated January 1, 2005, as supplemented and updated from time to time (collectively, the "Surviving Fund Prospectus"), and the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein as covered by Trust II's representation and warranty in paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder on the date of the Proxy Statement, on the date of the Meeting and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            (d) At the Closing Date, the Surviving Fund will have good and marketable title to its assets;

            (e) The Surviving Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of Trust I's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust I or the Surviving Fund is a party or by which Trust I or the Surviving Fund is bound;

            (f) Unless otherwise disclosed to Trust II, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against Trust I or the Surviving Fund or any of its properties or assets, except as previously disclosed in writing to the Acquired Fund. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings, and Trust I or the Surviving Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction herein contemplated;

            (g) The statement of assets and liabilities, including the schedule of portfolio investments, of the Surviving Fund as of August 31, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended August 31, 2004 and August 31, 2003 (copies of which have been furnished to the Acquired
      Fund) have been audited by Ernst & Young LLP, Independent Registered Public Accountants, and present fairly in all material respects the financial position of the Surviving Fund as of August 31, 2004 and the results of its operations and changes in net assets for the respective stated periods in accordance with generally accepted accounting principles consistently applied, and there are no known actual or contingent liabilities of the Surviving Fund as of the respective dates thereof not disclosed therein;

            (h) Since August 31, 2004, there has not been any material adverse change in the Surviving Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (h), a decline in net asset value per Surviving Fund Share resulting from losses upon the disposition of investments or from changes in the value of investments held by the Surviving Fund, or a distribution or a payment of dividends, shall not constitute a material adverse change;

             (i) As of the Closing Date, Trust I, on behalf of the Surviving Fund, will have filed all federal and other tax returns and reports which, to the knowledge of the officers of Trust I, are required to be filed by the Trust I on behalf of the Surviving Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Surviving Fund. All tax liabilities of the Surviving Fund have been adequately provided for on its books, and no tax deficiency or liability of the Surviving Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid.

             (j) For federal income tax purposes, Trust I qualifies as a regulated investment company, and the provisions of sections 851 through 855 of the Code will apply to Surviving Fund for the remainder of its current taxable year beginning May 1, 2004, and will continue to apply to it through the Closing Date.

            (k) The authorized capital of the Surviving Fund consists of an unlimited number of shares and into nine classes, at the date hereof. All issued and outstanding Surviving Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Surviving Fund. The Surviving Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any such shares;

            (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Surviving Fund, and this Agreement constitutes a valid and binding obligation of the Surviving Fund enforceable in accordance with its terms;

            (m) The Reorganization Shares to be issued and delivered to Trust II pursuant to the terms of this Agreement will be duly authorized at the Closing Date and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares and will be fully paid and nonassessable by the Surviving Fund;

            (n) The information to be furnished by the Surviving Fund for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations applicable thereto;

            (o) Trust I, on behalf of the Surviving Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations and the operations of the Surviving Fund after the Closing Date;

            (p) All of the Surviving Fund's issued and outstanding Surviving Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquired Fund;

            (q) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Surviving Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the Acts and such as may be required under state securities laws; and

            (r) No consideration other than Reorganization Shares (and the Surviving Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization.

5. COVENANTS

      5.1 Each Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions.

      5.2 Trust II will call a meeting of shareholders of the Acquired Fund (the "Meeting") to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3 Trust II covenants that the Reorganization Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.4 Trust II will provide such information as Trust I reasonably requests concerning the ownership of Acquired Fund Shares, including the information specified in paragraph 3.4 hereof.

      5.5 Subject to the provisions of this Agreement, Trust II and Trust I each will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.6 Trust II will furnish to Trust I on the Closing Date the Statement of Assets and Liabilities. As promptly as practicable, but in any case within 60 days after the Closing Date, Trust II or its designee will furnish to Trust I, in such form as is reasonably satisfactory to Trust I, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that the Surviving Fund will succeed to and take into account as a result of Section 381 of the Code.

      5.7 Trust I, on behalf of the Surviving Fund, will prepare and file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") in compliance with the 1933 Act and the 1940 Act, in connection with the issuance of the Reorganization Shares as contemplated herein.

      5.8 Trust I, on behalf of the Surviving Fund, will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the Acts, in connection with the Meeting to consider approval of this Agreement. Trust II agrees to provide the Surviving Fund with information applicable to Trust II and the Acquired Fund required under the Acts for inclusion in the Proxy Statement.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF TRUST

       The obligations of Trust II to consummate the transactions provided for herein shall be, at its election, subject to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1 All representations and warranties of Trust I, on behalf of the Surviving Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      6.2 Trust I, on behalf of the Surviving Fund, shall have delivered to Trust II on the Closing Date a certificate executed in its name by its President, Vice President, Secretary or Assistant Secretary and Treasurer or Assistant Treasurer, in form and substance satisfactory to Trust II and dated as of the Closing Date, to the effect that the representations and warranties of the Surviving Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Trust II shall reasonably request; and

      6.3 Trust II shall have received on the Closing Date a favorable opinion from James R. Bordewick, Jr., Associate General Counsel and Senior Vice President of Massachusetts Financial Services Company ("MFS"), the Surviving Fund's investment adviser, dated as of the Closing Date, in a form satisfactory to Trust II, to the effect that:

      (i) Trust I is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement;

      (ii) this Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming that the Surviving Fund prospectus contained in the Registration Statement, the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Agreement by Trust II, is a valid and binding obligation of Trust I enforceable against the Trust I in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

      (iii) the Reorganization Shares to be issued to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and fully paid and nonassessable by the Surviving Fund, and no shareholder of the Surviving Fund has any preemptive right to subscription or purchase in respect thereof pursuant to any federal or Massachusetts law or the Trust I's Declaration of Trust or By-laws;

      (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Trust I's Declaration of Trust or By-Laws, or any material provision of any agreement (known to such counsel) to which the Trust I or the Surviving Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which the Trust I or the Surviving Fund is a party or by which it is bound;

      (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust I or the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

      (vi) The descriptions in the Registration Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, only insofar as they relate to Trust I or the Surviving Fund, are accurate in all material respects;

      (vii) such counsel does not know of any legal or governmental proceedings existing on or before the date of mailing the Proxy Statement or the Closing Date, only insofar as they relate to the Surviving Fund, required to be described in the Registration Statement that are not described as required;

      (viii) to the knowledge of such counsel, Trust I is a duly registered investment company and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

      (ix) except as may have been previously disclosed by each Fund in writing, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body currently is pending or threatened as to the Surviving Fund or any of the Surviving Fund's properties or assets, and the Surviving Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

      Such opinion shall also state that while such counsel has not independently verified, and is not passing upon and does not assume any responsibility for, the accuracy, completeness or fairness of the statements contained in the Registration Statement, he generally reviewed and discussed certain of such statements with certain officers of the Surviving Fund and that in the course of such review and discussion no facts came to the attention of such counsel that led him to believe that, on the effective date of the Registration Statement, the date of the Meeting or the Closing Date and only insofar as such statements relate to the Surviving Fund, the Registration Statement contained any statement that, in the light of the circumstances under which it was made, was false or misleading with respect to any material fact or that omitted to state any material fact required to be stated therein or necessary to make the statements therein not false or misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data, or as to the information relating to Trust II or the Acquired Fund, contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of Trust II, its Board of Trustees and its officers and of the Acquired Fund. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as Trust II may reasonably request.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

      The obligations of the Surviving Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by Trust II of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations and warranties of Trust II, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      7.2 Trust II, on behalf of the Acquired Fund, shall have delivered to the Surviving Fund the Statement of Assets and Liabilities, together with a list of the Acquired Fund's portfolio securities showing the federal income tax bases of and holding periods for such securities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of Trust II;

      7.3 Trust II, on behalf of the Acquired Fund, shall have delivered to Trust I on the Closing Date a certificate executed in its name by its President, Vice President, Secretary or Assistant Secretary and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of the Closing Date, to the effect that the representations and warranties of Trust II, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Surviving Fund shall reasonably request; and

      7.4 Trust I shall have received on the Closing Date a favorable opinion from James R. Bordewick, Jr., Associate General Counsel and Senior Vice President of MFS, Trust II's investment adviser, dated as of the Closing Date, in a form satisfactory to the Surviving Fund to the effect that:

        (a) Trust II is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as currently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-Laws of Trust II;

        (b) this Agreement has been duly authorized, executed and delivered by Trust II and, assuming that the Surviving Fund prospectus contained in the Registration Statement, the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of Trust II enforceable against Trust II and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            Trust II, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly, sold, assigned, conveyed, transferred and delivered such assets to the Surviving Fund.

        (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Trust II's Declaration of Trust or By-Laws, or any material provision of any agreement (known to such counsel) to which Trust II is a party or by which it or the Acquired Fund is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which the Surviving Fund is a party or by which it is bound;

        (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Trust II of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

        (e) the descriptions in the Proxy Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, only insofar as they relate to Trust II and the Acquired Fund, are accurate in all material respects;

        (f) such counsel does not know of any legal or governmental proceedings existing on or before the date of mailing the Proxy Statement or the Closing Date, only insofar as they relate to Trust II or the Acquired Fund, required to be described in the Proxy Statement that are not described as required;

        (g) to the knowledge of such counsel, Trust II is a duly registered investment company and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

        (h) to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened as to Trust II or the Acquired Fund or any of the Acquired Fund's properties or assets, and Trust II is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby. Such opinion shall also state that while such counsel has not verified, and is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement, he generally reviewed and discussed certain of such statements with certain officers of Trust II and that in the course of such review and discussion no facts came to the attention of such counsel that led him to believe that, on the effective date of the Registration Statement or on the date of the Meeting and only insofar as such statements relate to Trust or the Acquired Fund, the Proxy Statement contained any statement that, in the light of the circumstances under which it was made, was false or misleading with respect to any material fact or that omitted to state any material fact required to be stated therein or necessary to make the statements therein not false or misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data, or as to the information relating to the Surviving Fund, contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of the Surviving Fund, its Board of Trustees and its officers. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as the Surviving Fund may reasonably request.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF TRUST I AND TRUST II

      The obligations of Trust II hereunder are, at the option of Trust I, and the obligations of the Trust I hereunder are, at the option of Trust II, each subject to the further conditions that on or before the Closing Date:

      8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of outstanding Acquired Fund Shares in accordance with the provisions of Trust II's Declaration of Trust and By-Laws, and certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund;

      8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by the Surviving Fund or Trust II to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either the Surviving Fund or Trust II may waive any such conditions for itself or Trust II may waive any such conditions for itself or the Acquired Fund, respectively;

      8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

      8.5 The Acquired Fund shall have distributed to its shareholders, on or immediately before the Closing Date, all of its (a) "investment company taxable income" (within the meaning of Section 852(b)(2) of the Code), computed without regard to any deduction for dividends paid, and (b) "net capital gain" (as defined in Section 1222(11) of the Code), after reduction by any capital loss carryforward, each for its taxable year ending on November 30, 2004 and its short taxable year ending on the Closing Date;

      8.6 Trust II and Trust I shall have received an opinion of Ropes & Gray LLP ("Tax Counsel"), reasonably satisfactory to them, as to the federal income tax consequences mentioned below (the "Tax Opinion"). In rendering the Tax Opinion, Tax Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Tax Counsel may treat as representations and warranties made to it, and in separate letters addressed to Tax Counsel and certificates delivered pursuant to this Agreement. The Tax Opinion shall be substantially to the effect that, although not free from doubt, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

        (a) The Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and Surviving Fund and Acquired Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by Surviving Fund upon the receipt of the assets of Acquired Fund in exchange for Reorganization Shares and the assumption by Surviving Fund of the liabilities of Acquired Fund;

        (c) The basis in the hands of Surviving Fund of the assets of Acquired Fund transferred to Surviving Fund in the Transaction will be the same as the basis of such assets in the hands of Acquired Fund immediately prior to the transfer;

        (d) The holding periods of the assets of Acquired Fund in the hands of Surviving Fund will include the periods during which such assets were held by Acquired Fund;

        (e) No gain or loss will be recognized by Acquired Fund upon the transfer of Acquired Fund's assets to Surviving Fund in exchange for Reorganization Shares and the assumption by Surviving Fund of the liabilities of Acquired Fund, or upon the distribution of Reorganization Shares by Acquired Fund to its shareholders in liquidation;

        (f) No gain or loss will be recognized by Acquired Fund shareholders upon the exchange of their Acquired Fund shares for Reorganization Shares;

        (g) The aggregate basis of Reorganization Shares that an Acquired Fund shareholder receives in connection with the Reorganization will be the same as the aggregate basis of his or her Acquired Fund shares exchanged therefore;

        (h) An Acquired Fund shareholder's holding period for his or her Reorganization Shares will be determined by including the period for which he or she held the Acquired Fund shares exchanged therefore, provided that he or she held such Acquired Fund shares as capital assets; and

        (i) Surviving Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code. Surviving Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

     Notwithstanding paragraphs (c) and (e) above, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Acquired Fund Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. Trust I and Trust II each agrees to make and provide additional representations to Tax Counsel with respect to the Surviving Fund and the Acquired Fund, respectively, that are reasonably necessary to enable Tax Counsel to deliver the Tax Opinion. Notwithstanding anything herein to the contrary, Trust I and Trust II may not waive in any material respect the condition set forth in this paragraph 8.6.

9. BROKERAGE FEES AND EXPENSES; CONTINGENT DEFERRED SALES CHARGES; CERTAIN TAX MATTERS; CERTAIN RECORDS

      9.1 Trust I and Trust II each represents and warrants to the other that there are no brokers or finders entitled to receive any payments from either party to this Agreement in connection with the transactions provided for herein.

      9.2 Each Fund will be liable for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the Reorganization is consummated.

      9.3 Reorganization Shares issued in connection with the Reorganization will not be subject to any initial sales charge; however, if any Acquired Fund Shares are at the Closing Date subject to a contingent deferred sales charge (a "CDSC"), the Surviving Fund CDSC schedule and the methodology of aging such shares as set forth in the Surviving Fund Prospectus will apply to the Reorganization Shares issued in respect of such Acquired Fund Shares, and the Reorganization Shares received by Acquired Fund Shareholders pursuant to paragraph 1.4 hereof will, for purposes of calculating the CDSC, if applicable, and determining when the Surviving Fund's Class B shares will convert to Class A shares of the Surviving Fund, be treated as if purchased on the original date of purchase of such Acquired Fund Shares.

      9.4 Trust II agrees that it or its designee shall, on behalf of the Acquired Fund, file or furnish all federal, state and other tax returns, forms and reports, including information returns and payee statements, if applicable, of the Acquired Fund required by law to be filed or furnished by such dates as required by law to be filed or furnished, and shall provide such other federal and state tax information to shareholders of the Acquired Fund as has been customarily provided by the Acquired Fund, all with respect to the fiscal period commencing December 1, 2004 and ending on the Closing Date.

      9.5 Trust II agrees that it or its designee shall, on behalf of the Acquired Fund, deliver to Trust I, on behalf of the Surviving Fund, on the Closing Date or as soon thereafter as possible: (a) Acquired Fund shareholder statements and tax forms (i.e., Forms 1099) for the year ended December 31, 2003, for the year ended December 31, 2004, and the period commencing January 1, 2005, through the Closing Date (all on microfilm or microfiche, if available); (b) detailed records indicating the status of all certificates representing ownership of the Acquired Fund Shares issued since inception of the Acquired Fund (e.g., indicating whether the certificates are outstanding or cancelled); and (c) for each Acquired Fund Shareholder, a record indicating the dollar amount of such shareholder's Acquired Fund Share holdings as of such date representing that portion of such holdings subject to a CDSC as of such date and that portion of such holdings not subject to a CDSC as of such date, together with such other information with respect thereto as the Surviving Fund may reasonably request.

10. ENTIRE AGREEMENT

      Trust I and Trust II agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in
Article 4 hereof or required in connection with paragraph 8.6 hereof and that this Agreement constitutes the entire agreement between the parties.

11. TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of Trust I and Trust II. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date because of:

        (a) a material breach by the other of any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or

        (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met.

      11.2 In the event of any such termination, there shall be no liability for damages on the part of either Trust I or Trust II, or their respective trustees or officers, to the other party or its trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Trust II and Trust I; provided, however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Reorganization Shares to be issued to the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; and provided further that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date or the Valuation Date.

13. NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be personally delivered or given by prepaid telegraph, telecopy or certified mail addressed to Trust I or Trust II (as applicable), 500 Boylston Street, Boston, Massachusetts 02116, Attention: Assistant Secretary.

14. MISCELLANEOUS

      14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5 A copy of Trust I's Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. Trust II acknowledges that the obligations of or arising out of this instrument are not binding upon any of the Surviving Fund's trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of the Surviving Fund in accordance with its proportionate interest hereunder. Trust II further acknowledges that the assets and liabilities of each series of the Surviving Fund are separate and distinct and that the obligations of or arising out of this instrument are binding solely upon the assets or property of the Acquired Fund.

      14.6 A copy of Trust II's Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. Trust I acknowledges that the obligations of or arising out of this instrument are not binding upon any of Trust II's trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of Trust II in accordance with its proportionate interest hereunder. Trust I further acknowledges that the assets and liabilities of each series of Trust II are separate and distinct and that the obligations of or arising out of this instrument are binding solely upon the assets or property of the Surviving Fund.

      14.7 Notwithstanding Article 12 of this Agreement, but subject to the first proviso contained therein, either party to this Agreement, with the consent of its President, Vice President, Secretary or Assistant Secretary, may waive any condition (other than that contained in paragraph 8.6 hereof) or covenant to which the other party is subject or may modify such condition or covenant in a manner deemed appropriate by any such officer.


      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer thereof.

                                            MFS SERIES TRUST I, ON ITS BEHALF
                                            AND ON BEHALF OF MFS CORE GROWTH
                                            FUND, ONE OF ITS SERIES

                                            By:

                                            -----------------------------------
                                            James R. Bordewick, Jr.
                                            Assistant Secretary


                                            MFS SERIES TRUST II, ON ITS BEHALF
                                            AND ON BEHALF OF MFS LARGE CAP
                                            GROWTH FUND, ONE OF ITS SERIES

                                            By:

                                            -----------------------------------
                                            Robert J. Manning
                                            President


[Logo] M F S(R)
INVESTMENT MANAGEMENT                          THREE EASY WAYS TO VOTE YOUR PROXY
                                   READ THE PROXY STATEMENT AND HAVE THE PROXY CARD AT HAND.
                               TELEPHONE: Call 1-888-221-0697 and follow the simple instructions.
                               INTERNET: Go to WWW.PROXYWEB.COM and follow the on-line directions.
                                      MAIL: Vote, sign, date and return your proxy by mail.
                                  IF YOU VOTE BY TELEPHONE OR INTERNET, DO NOT MAIL YOUR PROXY.

[14-digit control number]

               THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST

     LARGE CAP GROWTH FUND         PROXY FOR THE MEETING OF SHAREHOLDERS TO BE HELD ON MAY 17, 2005

The undersigned hereby appoints James R. Bordewick, Jr., Jeffrey N. Carp, James F. DesMarais,
Richard M. Hisey and Brian T. Hourihan and each of them separately, proxies, with power of substitution, and hereby authorizes each of them to represent, and to vote, as designated on the reverse side, at the Meeting of Shareholders of the above-referenced Fund, on Tuesday, May 17, 2005 at 2:00 p.m., Boston time, and at any adjournments thereof, all of the shares of the Fund that the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED
SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. IN THEIR
DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE
THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.





                                                               Date _____________________________

                                              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

                                              ---------------------------------------------------


                                              ---------------------------------------------------
                                              Signature (PLEASE SIGN WITHIN BOX)

                                              NOTE: Please sign exactly as your name appears on this
                                              card. All joint owners should sign. When signing as
                                              executor, administrator, attorney, trustee or guardian
                                              or as custodian for a minor, please give full title as
                                              such. If a corporation, please sign in full corporate
                                              name and indicate the signer's office. If a
                                              partnership, sign in the partnership name.

                                                 PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR
                                                     NUMBER 2 PENCIL.  PLEASE DO NOT USE FINE POINT PENS. [X]

THE TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE PROPOSAL LISTED BELOW.

PROPOSAL 1. Approval of an Agreement and Plan                           FOR [ ]     AGAINST [ ]   ABSTAIN [ ]
of Reorganization  providing for the transfer of assets
and the assumption of liabilities of the Large Cap
Growth Fund to and by the Core Growth Fund in exchange
solely for shares of beneficial interest of the Core Growth
Fund, the distribution of the Core Growth Fund shares to the shareholders of the Large Cap Growth Fund in liquidation
of the Large Cap Growth Fund and the termination of the
Large Cap Growth Fund.


YOUR VOTE IS IMPORTANT. Please help us to eliminate the expense of follow-up mailings by executing and returning this Proxy as soon as possible. A postage-paid business reply envelope is enclosed for your convenience.

Thank you!


                              PLEASE SIGN AND DATE ON THE REVERSE SIDE.

                                   FORM N-14
                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

          Relating to the Acquisition of the Assets and Liabilities of

                           MFS LARGE CAP GROWTH FUND,
                        a series of MFS Series Trust II,
                         by and exchange for shares of
                             MFS CORE GROWTH FUND,
                        a series of MFS Series Trust I,

                                 April 5, 2005

This Statement of Additional Information (the "Statement") contains material that may be of interest to investors but that is not included in the Prospectus/Proxy Statement (the "Prospectus") of MFS Core Growth Fund (the "Core Growth Fund") dated April 5, 2005 relating to the sale of all or substantially all of the assets and liabilities of MFS Large Cap Growth Fund (the "Large Cap Growth Fund") to the Core Growth Fund.

This Statement is not a Prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement should be read in conjunction with the Prospectus. Investors may obtain a free copy of the Prospectus or either or both of the Statements of Additional Information by writing MFS Service Center, Inc., 500 Boylston Street, Boston, MA 02116 or by calling 1-800-225-2606.

                               TABLE OF CONTENTS

   Additional Information about the Core Growth Fund                      B-1
   Additional Information about the Large Cap Growth Fund                 B-1
   Independent Registered Public Accountants and Financial Statements     B-1
   Unaudited Pro Forma Financial Statements                               B-2

               ADDITIONAL INFORMATION ABOUT THE CORE GROWTH FUND

The Core Growth Fund's Statement of Additional Information dated January 1, 2005, as amended, has been filed with the Securities and Exchange Commission and is incorporated herein in its entirety by reference.

             ADDITIONAL INFORMATION ABOUT THE LARGE CAP GROWTH FUND

The Large Cap Growth Fund's Statement of Additional Information dated April 1, 2005, as amended, has been filed with the Securities and Exchange Commission and is incorporated herein in its entirety by reference.

    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Ernst & Young LLP is the Independent Registered Public Accounting Firm for the Core Growth Fund and Deloitte & Touche LLP is the Independent Registered Public Accounting Firm for the Large Cap Growth Fund, each providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings for their respective Fund.

The following documents are incorporated by reference into this Statement: (i) the Core Growth Fund's Annual Report for the fiscal year ended August 31, 2004; and (ii) the Large Cap Growth Fund's Annual Report to Shareholders for the fiscal year ended November 30, 2004. The audited annual financial statements for the Core Growth Fund and the Large Cap Growth Fund are incorporated by reference into the Prospectus and this Statement of Additional Information and have been so included and incorporated in reliance upon the reports of Ernst & Young, LLP and Deloitte & Touche LLP, respectively, given on their authority as experts in auditing and accounting.

Annual or semi-annual reports may be obtained by contacting MFS Service Center (address noted above) and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. or on the EDGAR database on the SEC's internet site (HTTP://WWW.SEC.GOV). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (PUBLICINFO@SEC.GOV) or by writing the Public Reference section of the SEC, Washington D.C. 20549-0102.

                    UNAUDITED PRO FORMA FINANCIAL STATEMENTS

The accompanying unaudited pro forma combined statements of investment portfolios and assets and liabilities assumes that the exchange described in the next paragraph occurred on August 31, 2004 and the unaudited pro forma combined statement of operations for the twelve months ended August 31, 2004 presents the results of operations of Core Growth Fund as if the combination with Large Cap Growth Fund had been consummated on at the beginning of the year ended August 31, 2004. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at the beginning of the year ended August 31, 2004. The historical statements have been derived from the Core Growth Fund's and the Large Cap Growth Fund's books and records utilized in calculating daily net asset value on August 31, 2004 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of all of the assets of the Large Cap Growth Fund to the Core Growth Fund in exchange for the assumption by the Core Growth Fund of the stated liabilities of the Large Cap Growth Fund and for a number of the Core Growth Fund's shares equal in value to the value of the net assets of the Large Cap Growth Fund transferred to the Core Growth Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Core Growth Fund for pre-combination periods will not be restated. The pro forma statement of operations does not reflect the expenses of either Fund in carrying out its obligations under the Agreement and Plan of Reorganization.

The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Core Growth Fund and the Large Cap Growth Fund incorporated by reference in this Statement of Additional Information.

PORTFOLIOS OF INVESTMENTS AND PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (UNAUDITED)
AUGUST 31, 2004

                                            MFS Core                       MFS Large
                                          Growth Fund                   Cap Growth Fund        Pro Forma        Combined
                                       SHARES       VALUE           SHARES        VALUE       Adjustments    SHARES     VALUE
                                     --------   ------------       --------   -------------                 -------- ------------
STOCKS
AEROSPACE
Lockheed Martin Corp.^                 65,400   $  3,517,212         98,200   $    5,281,196                 163,600 $    8,798,408
                                                ------------                  --------------                         --------------
AIRLINES
Southwest Airlines Co.^               302,500   $  4,483,050        179,000   $    2,652,780                 481,500 $    7,135,830
                                                ------------                  --------------                         --------------
APPAREL MANUFACTURERS
Nike, Inc., "B"                       136,100   $ 10,249,691           --     $         --                   136,100 $   10,249,691
Reebok International Ltd.^               --             --           80,300        2,727,791                  80,300      2,727,791
                                                ------------                  --------------                         --------------
                                                $ 10,249,691                  $    2,727,791                         $   12,977,482
                                                ------------                  --------------                         --------------
AUTOMOTIVE
Harley-Davidson, Inc.^                 82,100   $  5,009,742         38,300   $    2,337,066                 120,400 $    7,346,808
                                                ------------                  --------------                         --------------
BANKS & CREDIT COMPANIES
American Express Co.^                  64,600   $  3,231,292        124,200   $    6,212,484                 188,800 $    9,443,776
Citigroup, Inc.                       234,600     10,927,668        156,607        7,294,754                 391,207     18,222,422
Freddie Mac                            68,200      4,577,584           --               --                    68,200      4,577,584
MBNA Corp.                               --             --           97,100        2,343,994                  97,100      2,343,994
SLM Corp.                             101,000      3,941,020           --               --                   101,000      3,941,020
                                                ------------                  --------------                         --------------
                                                $ 22,677,564                  $   15,851,232                         $   38,528,796
                                                ------------                  --------------                         --------------
BIOTECHNOLOGY
Amgen, Inc.*^                         234,300   $ 13,891,647        151,200   $    8,964,648                 385,500 $   22,856,295
Celgene Corp.*^                        41,100      2,332,425         36,000        2,043,000                  77,100      4,375,425
Genentech, Inc.*^                     189,700      9,253,566         57,100        2,785,338                 246,800     12,038,904
Genzyme Corp.*^                       307,100     16,583,400        157,100        8,483,400                 464,200     25,066,800
Gilead Sciences, Inc.*                123,600      8,544,468        114,500        7,915,385                 238,100     16,459,853
                                                ------------                  --------------                         --------------
                                                $ 50,605,506                  $   30,191,771                         $   80,797,277
                                                ------------                  --------------                         --------------
BROADCAST & CABLE TV
Clear Channel
  Communications, Inc.                   --     $       --           87,400   $    2,928,774                  87,400 $    2,928,774
Comcast Corp., "A"*^                  356,100     10,031,337        222,000        6,253,740                 578,100     16,285,077
EchoStar Communications
  Corp., "A"*                         127,800      3,917,070         59,400        1,820,610                 187,200      5,737,680
Grupo Televisa S.A., ADR^              70,300      3,383,539           --               --                    70,300      3,383,539
Time Warner, Inc.                        --             --          143,900        2,352,765                 143,900      2,352,765
Viacom, Inc., "B"                        --             --          137,704        4,586,920                 137,704      4,586,920
                                                ------------                  --------------                         --------------
                                                $ 17,331,946                  $   17,942,809                         $   35,274,755
                                                ------------                  --------------                         --------------
BROKERAGE & ASSET MANAGERS
Goldman Sachs Group, Inc.^               --     $       --           17,200   $    1,541,980                  17,200 $    1,541,980
Merrill Lynch & Co., Inc.                --             --           48,800        2,492,216                  48,800      2,492,216
                                                ------------                  --------------                         --------------
                                                $       --                    $    4,034,196                         $    4,034,196
                                                ------------                  --------------                         --------------
BUSINESS SERVICES
Accenture Ltd., "A"*                  172,100   $  4,491,810           --     $         --                   172,100 $    4,491,810
Fiserv, Inc.*^                           --             --           99,200        3,450,176                  99,200      3,450,176
Getty Images, Inc.*^                     --             --           53,300        2,955,485                  53,300      2,955,485
                                                ------------                  --------------                         --------------
                                                $  4,491,810                  $    6,405,661                         $   10,897,471
                                                ------------                  --------------                         --------------
CHEMICALS
Monsanto Co.                          163,900   $  5,998,740         67,000   $    2,452,200                 230,900 $    8,450,940
                                                ------------                  --------------                         --------------
COMPUTER SOFTWARE
Akamai Technologies, Inc.*^              --     $       --          157,600   $    2,119,720                 157,600 $    2,119,720
Amdocs Ltd.*                          116,100      2,333,610           --               --                   116,100      2,333,610
Mercury Interactive Corp.*             66,700      2,301,817           --               --                    66,700      2,301,817
Microsoft Corp.                       713,900     19,489,470        654,100       17,856,930               1,368,000     37,346,400
Oracle Corp.*                         313,100      3,121,607        168,900        1,683,933                 482,000      4,805,540
Red Hat, Inc.*^                       248,300      3,044,158        192,400        2,358,824                 440,700      5,402,982
Symantec Corp.*^                      174,400      8,364,224        136,600        6,551,336                 311,000     14,915,560
VERITAS Software Corp.*^              143,200      2,394,304        244,575        4,089,294                 387,775      6,483,598
                                                ------------                  --------------                         --------------
                                                $ 41,049,190                  $   34,660,037                         $   75,709,227
                                                ------------                  --------------                         --------------
COMPUTER SOFTWARE -- SYSTEMS
EMC Corp.*                            995,900   $ 10,725,843           --     $         --                   995,900 $   10,725,843
International Business
  Machines Corp.                      132,100     11,187,549        107,100        9,070,299                 239,200     20,257,848
                                                ------------                  --------------                         --------------
                                                $ 21,913,392                  $    9,070,299                         $   30,983,691
                                                ------------                  --------------                         --------------
CONSUMER GOODS & SERVICES
Apollo Group, Inc., "A"*               61,800   $  4,820,400           --     $         --                    61,800 $    4,820,400
Career Education Corp.*^               75,000      2,313,000         52,800        1,628,352                 127,800      3,941,352
Colgate-Palmolive Co.^                147,200      7,948,800         38,700        2,089,800                 185,900     10,038,600
Gillette Co.                          118,400      5,032,000           --               --                   118,400      5,032,000
Procter & Gamble Co.^                 296,000     16,567,120        119,200        6,671,624                 415,200     23,238,744
                                                ------------                  --------------                         --------------
                                                $ 36,681,320                  $   10,389,776                         $   47,071,096
                                                ------------                  --------------                         --------------
ELECTRICAL EQUIPMENT
Cooper Industries Ltd., "A"              --     $       --           46,900   $    2,589,818                  46,900 $    2,589,818
Danaher Corp.                          66,200      3,404,004           --               --                    66,200      3,404,004
Emerson Electric Co.                     --             --           66,900        4,164,525                  66,900      4,164,525
General Electric Co.                  346,300     11,355,177        294,400        9,653,376                 640,700     21,008,553
Tyco International Ltd.               495,900     15,531,588           --               --                   495,900     15,531,588
                                                ------------                  --------------                         --------------
                                                $ 30,290,769                  $   16,407,719                         $   46,698,488
                                                ------------                  --------------                         --------------
ELECTRONICS
Analog Devices, Inc.^                    --     $       --          161,100   $    5,593,392                 161,100 $    5,593,392
Applied Materials, Inc.*               96,700      1,536,563           --               --                    96,700      1,536,563
Intel Corp.^                          342,800      7,298,212        199,600        4,249,484                 542,400     11,547,696
Linear Technology Corp.                  --             --           59,300        2,121,161                  59,300      2,121,161
Marvell Technology Group
  Ltd.*^                              280,100      6,475,912           --               --                   280,100      6,475,912
Maxim Integrated Products,
  Inc.                                 35,000      1,520,050         47,000        2,041,210                  82,000      3,561,260
Novellus Systems, Inc.*^                 --             --           59,100        1,443,813                  59,100      1,443,813
Texas Instruments, Inc.^               80,600      1,574,924        214,900        4,199,146                 295,500      5,774,070
Xilinx, Inc.^                            --             --          109,700        3,009,071                 109,700      3,009,071
                                                ------------                  --------------                         --------------
                                                $ 18,405,661                  $   22,657,277                         $   41,062,938
                                                ------------                  --------------                         --------------
FOOD & DRUG STORES
CVS Corp.^                            264,600   $ 10,584,000        150,300   $    6,012,000                 414,900 $   16,596,000
                                                ------------                  --------------                         --------------
FOOD & NON-ALCOHOLIC BEVERAGES
PepsiCo, Inc.                         193,700   $  9,685,000        119,900   $    5,995,000                 313,600 $   15,680,000
SYSCO Corp.                            64,600      2,076,244           --               --                    64,600      2,076,244
                                                ------------                  --------------                         --------------
                                                $ 11,761,244                  $    5,995,000                         $   17,756,244
                                                ------------                  --------------                         --------------
GAMING & LODGING
Carnival Corp.^                       236,800   $ 10,843,072        141,800   $    6,493,022                 378,600 $   17,336,094
Starwood Hotels & Resorts
  Worldwide, Inc.^                     77,400      3,421,080         42,400        1,874,080                 119,800      5,295,160
                                                ------------                  --------------                         --------------
                                                $ 14,264,152                  $    8,367,102                         $   22,631,254
                                                ------------                  --------------                         --------------
GENERAL MERCHANDISE
Kohl's Corp.*^                        198,000   $  9,797,040        128,900   $    6,377,972                 326,900 $   16,175,012
Target Corp.^                         274,100     12,219,378        171,800        7,658,844                 445,900     19,878,222
                                                ------------                  --------------                         --------------
                                                $ 22,016,418                  $   14,036,816                         $   36,053,234
                                                ------------                  --------------                         --------------
HEALTH MAINTENANCE ORGANIZATIONS
UnitedHealth Group, Inc.              101,700   $  6,725,421           --     $        --                   101,700  $    6,725,421
                                                ------------                  --------------                         --------------
INSURANCE
Ace Ltd.^                                --     $       --           88,400   $    3,407,820                 88,400  $    3,407,820
AFLAC, Inc.                           203,300      8,152,330           --               --                  203,300       8,152,330
American International
  Group, Inc.^                        179,900     12,816,076        133,800        9,531,912                313,700      22,347,988
Hartford Financial Services
  Group, Inc.^                           --             --           52,200        3,192,552                 52,200       3,192,552
                                                ------------                  --------------                         --------------
                                                $ 20,968,406                  $   16,132,284                         $   37,100,690
                                                ------------                  --------------                         --------------
INTERNET
eBay, Inc.*^                          148,800   $ 12,877,152         44,700   $    3,868,338                193,500  $   16,745,490
IAC/InterActiveCorp*^                  75,000      1,710,750         98,100        2,237,661                173,100       3,948,411
Yahoo!, Inc.*                         277,600      7,914,376        207,400        5,912,974                485,000      13,827,350
                                                ------------                  --------------                         --------------
                                                $ 22,502,278                  $   12,018,973                         $   34,521,251
                                                ------------                  --------------                         --------------
LEISURE & TOYS
Electronic Arts, Inc.*^                76,200   $  3,793,236           --     $         --                   76,200  $    3,793,236
                                                ------------                  --------------                         --------------
MACHINERY & TOOLS
Illinois Tool Works, Inc.^             58,500   $  5,340,465         34,600   $    3,158,634                 93,100  $    8,499,099
                                                ------------                  --------------                         --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES
Caremark Rx, Inc.                      33,700   $    967,190           --     $         --                   33,700  $      967,190
Fisher Scientific
  International, Inc.*^               150,000      8,545,500           --               --                  150,000       8,545,500
HCA, Inc.                              67,700      2,627,437           --               --                   67,700       2,627,437
                                                ------------                  --------------                         --------------
                                                $ 12,140,127                  $         --                           $   12,140,127
                                                ------------                  --------------                         --------------
MEDICAL EQUIPMENT
Biomet, Inc.^                         100,500   $  4,587,825           --     $         --                  100,500  $    4,587,825
C.R. Bard, Inc.^                       60,100      3,371,610         78,700        4,415,070                138,800       7,786,680
Medtronic, Inc.^                      270,200     13,442,450        165,700        8,243,575                435,900      21,686,025
Waters Corp.*                          95,100      4,118,781         96,200        4,166,422                191,300       8,285,203
                                                ------------                  --------------                         --------------
                                                $ 25,520,666                  $   16,825,067                         $   42,345,733
                                                ------------                  --------------                         --------------
OIL SERVICES
BJ Services Co.*^                     173,300   $  8,327,065         39,400   $    1,893,170                212,700  $   10,220,235
GlobalSantaFe Corp.                    90,900      2,534,292           --               --                   90,900       2,534,292
Halliburton Co.                        86,200      2,514,454           --               --                   86,200       2,514,454
Smith International, Inc.*^           134,500      7,663,810           --               --                  134,500       7,663,810
                                                ------------                  --------------                         --------------
                                                $21,039,621                   $    1,893,170                         $   22,932,791
                                                ------------                  --------------                         --------------
PERSONAL COMPUTERS &
  PERIPHERALS
Apple Computer, Inc.*                  33,700   $  1,162,313           --     $         --                   33,700  $    1,162,313
Dell, Inc.*^                          427,600     14,897,584        252,100        8,783,164                679,700      23,680,748
Network Appliance, Inc.*               32,200        646,254           --               --                   32,200         646,254
                                                ------------                  --------------                         --------------
                                                $ 16,706,151                  $    8,783,164                         $   25,489,315
                                                ------------                  --------------                         --------------
PHARMACEUTICALS
Abbott Laboratories^                  343,700   $ 14,328,853        214,600   $    8,946,674                558,300  $   23,275,527
Allergan, Inc.                         54,400      4,060,960           --               --                   54,400       4,060,960
AstraZeneca PLC                        72,200      3,339,132           --               --                   72,200       3,339,132
Eli Lilly & Co.^                      105,300      6,681,285         91,000        5,773,950                196,300      12,455,235
Johnson & Johnson                     401,000     23,298,100        281,900       16,378,390                682,900      39,676,490
Pfizer, Inc.^                         562,200     18,367,074        356,775       11,655,839                918,975      30,022,913
Roche Holding AG                       80,800      7,867,832           --               --                   80,800       7,867,832
Wyeth^                                320,600     11,724,342        209,800        7,672,386                530,400      19,396,728
                                                ------------                  --------------                         --------------
                                                $89,667,578                   $   50,427,239                         $  140,094,817
                                                ------------                  --------------                         --------------
RESTAURANTS
ARAMARK Corp., "B"                    127,700   $  3,232,087           --     $         --                  127,700  $    3,232,087
Outback Steakhouse, Inc.^                --             --           61,400        2,403,196                 61,400       2,403,196
YUM! Brands, Inc.                      85,900      3,411,089           --               --                   85,900       3,411,089
                                                ------------                  --------------                         --------------
                                                $ 6,643,176                   $    2,403,196                         $    9,046,372
                                                ------------                  --------------                         --------------
SPECIALTY CHEMICALS
Air Products &
  Chemicals, Inc.                      61,500   $  3,221,370           --     $         --                   61,500  $    3,221,370
Bunge Ltd.^                            41,200      1,643,468           --               --                   41,200       1,643,468
                                                ------------                  --------------                         --------------
                                                $  4,864,838                  $         --                           $    4,864,838
                                                ------------                  --------------                         --------------
SPECIALTY STORES
Best Buy Co., Inc.^                   140,400   $  6,531,408         93,200   $    4,335,664                233,600  $   10,867,072
Lowe's Cos., Inc.^                    223,600     11,112,920         70,800        3,518,760                294,400      14,631,680
Pacific Sunwear of
  California, Inc.*^                     --             --           82,400        1,578,784                 82,400       1,578,784
PETsMART, Inc.^                       116,400      3,266,184        101,300        2,842,478                217,700       6,108,662
TJX Cos., Inc.                         45,700        967,012           --               --                   45,700         967,012
                                                ------------                  --------------                         --------------
                                                $ 21,877,524                  $   12,275,686                         $   34,153,210
                                                ------------                  --------------                         --------------
TELECOMMUNICATIONS -- WIRELINE
ADTRAN, Inc.^                            --     $       --          130,600   $    3,497,468                130,600  $    3,497,468
Cisco Systems, Inc.*                  872,600     16,369,976        654,400       12,276,544              1,527,000      28,646,520
QUALCOMM, Inc.                        110,600      4,208,330         84,800        3,226,640                195,400       7,434,970
Research In Motion Ltd.*^              41,700      2,511,174         24,300        1,463,346                 66,000       3,974,520
Telefonaktiebolaget LM
  Ericsson, ADR*^                      71,400      1,930,656           --               --                   71,400       1,930,656
                                                ------------                  --------------                         --------------
                                                $ 25,020,136                  $   20,463,998                         $   45,484,134
                                                ------------                  --------------                         --------------
TELECOMMUNICATIONS -- WIRELESS
America Movil S.A. de C.V.,
  ADR                                  56,800   $  1,945,400           --     $         --                   56,800  $    1,945,400
Andrew Corp.*^                           --             --          188,200        2,087,138                188,200       2,087,138
Vodafone Group PLC                  2,340,000      5,337,100           --               --                2,340,000       5,337,100
                                                ------------                  --------------                         --------------
                                                $  7,282,500                  $    2,087,138                         $    9,369,638
                                                ------------                  --------------                         --------------
TRUCKING
FedEx Corp.^                           40,700   $  3,336,993         56,700   $    4,648,833                 97,400  $    7,985,826
United Parcel Service, Inc., "B"       24,500      1,789,725           --               --                   24,500       1,789,725
                                                ------------                  --------------                         --------------
                                                   5,126,718                       4,648,833                              9,775,551
                                                ------------                  --------------                         --------------

Total Stocks (Identified cost,
  $559,879,867, $343,690,092 and
  $903,569,959, respectively                    $626,550,248                  $  368,590,110                         $  995,140,358
                                                ------------                  --------------                         --------------
SHORT-TERM OBLIGATION
General Electric Capital
  Corp., 1.57%, due 9/01/04,
  at Amortized Cost                 4,385,000   $  4,385,000   $    629,000   $      629,000           $  5,014,000  $    5,014,000
                                                ------------                  --------------                         --------------
COLLATERAL FOR SECURITIES LOANED
Navigator Securities Lending
  Prime Portfolio, at Cost
  and Value                        32,961,616   $ 32,961,616     85,743,128   $   85,743,128            118,704,744  $  118,704,744
                                                ------------                  --------------                         --------------
REPURCHASE AGREEMENT
Morgan Stanley, 1.57%,
  dated 8/31/04, due 9/1/04,
  at Cost                         $17,104,000   $ 17,104,000   $  1,443,000   $    1,443,000           $ 18,547,000  $   18,547,000
                                                ------------                  --------------                         --------------
Total Investments
  (Identified cost,
  $614,330,483,
  $431,505,220 and
  $1,045,8335,703,
  respectively)                                 $681,000,864                   $456,405,238                          $1,137,406,102
                                                ------------                  --------------                         --------------
Other Assets, Less
  Liabilities                                    (39,530,996)                   (86,273,224)  (215,000)                (126,019,220)
                                                ------------                  -------------- ---------               --------------
Net Assets                                      $641,469,868                  $ 370,132,014  $(215,000)              $1,011,386,882
                                                ============                  =============  =========               ==============
* Non-income producing security.
^ All or a portion of this security is on loan.

STATEMENTS OF ASSETS & LIABILITIES AND PRO FORMA COMBINED STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)
AUGUST 31, 2004

                                                                    MFS Large
                                                MFS Core           Cap Growth             Pro Forma
                                              Growth Fund              Fund              Adjustments           Combined
                                             ------------          ------------          -----------        --------------
Assets
Unaffiliated issues, at identified cost      $614,330,483          $431,505,220          $      --          $1,045,835,703
Unrealized appreciation (depreciation)         66,670,381            24,900,018                 --              91,570,399
                                             ------------          ------------          -----------        --------------
Total investments, at value*                 $681,000,864          $456,405,238          $      --          $1,137,406,102
Cash                                                  751                   826                 --                   1,577
Foreign currency, at value                              1                  --                   --                       1
Receivable for investments sold                 7,686,304                  --                   --               7,686,304
Receivable for fund shares sold                   532,543                66,267                 --                 598,810
Interest and dividends receivable                 606,960               475,918                 --               1,082,878
Receivable from investment adviser                589,873               234,545                 --                 824,418
                                             ------------          ------------          -----------        --------------
Total assets                                 $690,417,296          $457,182,794          $      --          $1,147,600,090
                                             ------------          ------------          -----------        --------------

Liabilities
Payable for investments purchased            $ 10,297,272          $       --            $      --          $   10,297,272
Payable for fund shares reacquired              5,067,231               966,341                 --               6,033,572
Collateral for securities loaned, at value     32,961,616            85,743,128                 --             118,704,744
Payable to affiliates -
Management fee                                     13,145                 7,545                 --                  20,690
Shareholder servicing costs                       423,873                84,279                 --                 508,152
Distribution and service fee                       10,183                 4,437                 --                  14,620
Administrative fee                                    102                    58                 --                     160
Administrative service fee                              1                  --                   --                       1
Estimated reorganization costs                       --                    --                215,000               215,000
Accrued expenses and other liabilities            174,005               244,992                 --                 418,997
                                             ------------          ------------          -----------        --------------
Total liabilities                            $ 48,947,428          $ 87,050,780          $   215,000        $  136,213,208
                                             ------------          ------------          -----------        --------------
Net assets                                   $641,469,868          $370,132,014                             $1,011,386,882
                                             ------------          ------------                             --------------

Net assets consist of:
Paid-in capital                              $751,896,016          $670,855,103          $      --          $1,422,751,119
Unrealized appreciation on investments
and tranlations of assets and
liabilities in foreign currences               66,670,418            24,901,138                 --              91,571,556
Accumulated net realized loss on
investments and foreign currency
transactions                                 (177,062,459)         (323,884,844)                --            (500,947,303)
Accumulated net investment loss                   (34,107)           (1,739,383)            (215,000)           (1,988,490)
                                             ------------          ------------          -----------        --------------
Net assets                                   $641,469,868          $370,132,014          $  (215,000)       $1,011,386,882
                                             ------------          ------------          -----------        --------------

Net assets:
Class A shares:                              $404,511,297          $272,524,436          $  (143,894)       $  676,891,839
Class B shares:                               138,226,253            97,603,009              (50,122)          235,779,140
Class C shares:                                91,224,621                  --                (19,388)           91,205,233
Class I shares:                                 4,136,346                 4,569                 (880)            4,140,035
Class R1 shares:                                3,266,174                  --                   (694)            3,265,480
Class R2 shares:                                  105,177                  --                    (22)              105,155
                                             ------------          ------------          -----------        --------------
Total                                        $641,469,868          $370,132,014          $  (215,000)       $1,011,386,882
                                             ------------          ------------          -----------        --------------

Shares outstanding:
Class A shares:                                27,490,107            27,822,931           18,526,474            46,016,581
Class B shares:                                 9,668,084            10,087,069            6,825,385            16,493,469
Class C shares:                                 6,380,361                  --                   --               6,380,361
Class I shares:                                   276,063                   455                  305               276,368
Class R1 shares:                                  222,277                  --                   --                 222,277
Class R2 shares:                                    7,171                  --                   --                   7,171
                                             ------------          ------------          -----------        --------------
Total                                          44,044,063            37,910,455           25,352,164            69,396,227
                                             ------------          ------------          -----------        --------------

NAV per share:
Class A shares:                              $      14.71          $       9.79                             $        14.71
Class B shares:                              $      14.30          $       9.68                             $        14.30
Class C shares:                              $      14.30          $       --                               $        14.29
Class I shares:                              $      14.98          $      10.05                             $        14.98
Class R1 shares:                             $      14.69          $       --                               $        14.69
Class R2 shares:                             $      14.67          $       --                               $        14.66

* Including securities loaned of $32,152,802, $83,767,618 and $115,920,420, respectively.

STATEMENTS OF OPERATIONS AND PRO FORMA COMBINED STATEMENT OF OPERATIONS (UNAUDITED)
FOR YEAR ENDED AUGUST 31, 2004

                                                                                    MFS Large
                                                                 MFS Core          Cap Growth          Pro Forma
                                                                 Growth Fund          Fund            Adjustments        Combined
                                                                 ------------       ------------       ---------       ------------
Income
Dividends                                                        $  5,833,036       $  3,684,200       $    --         $  9,517,236
Interest                                                              185,674            197,081            --              382,755
Other #                                                               589,873            230,274            --              820,147
Foreign taxes withheld                                                (33,190)           (36,673)           --              (69,863)
                                                                 ------------       ------------       ---------       ------------
Total investment income                                          $  6,575,393       $  4,074,882       $    --         $ 10,650,275
                                                                 ------------       ------------       ---------       ------------

Expenses
Management fee                                                   $  5,560,558       $  3,242,597       $    --         $  8,803,155
Trustees' compensation                                                 21,035             11,097            --               32,132
Shareholder servicing costs                                         1,657,972            806,443            --            2,464,415
Distribution and service fee (Class A)                              1,640,486            791,872         331,055 C        2,763,413
Distribution and service fee (Class B)                              1,559,476          1,155,948            --            2,715,424
Distribution and service fee (Class C)                              1,093,027               --              --            1,093,027
Distribution and service fee (Class R1)                                15,900               --              --               15,900
Distribution and service fee (Class R2)                                    96               --              --                   96
Administrative service fee (Class R2)                                      48               --              --                   48
Administrative fee                                                     60,728             35,002            --               95,730
Custodian fee                                                         212,338            176,717         (39,055) A         350,000
Printing                                                               87,168             67,229          (6,000) A         148,397
Postage                                                                70,176             71,038            --              141,214
Auditing fees                                                          37,882             38,317         (38,317) A          37,882
Legal fees                                                              9,254              7,328          (7,328) A           9,254
Miscellaneous                                                         168,820             98,344          (7,164) A         260,000
                                                                 ------------       ------------       ---------       ------------
Total expenses                                                   $ 12,194,964       $  6,501,932       $ 233,191       $ 18,930,087
                                                                 ------------       ------------       ---------       ------------
Fees paid indirectly                                                  (61,725)           (10,967)           --              (72,692)
Reduction of expenses by investment adviser                          (356,739)              --         (233,210) B         (589,949)
                                                                 ------------       ------------       ---------       ------------
Net expenses                                                     $ 11,776,500       $  6,490,965       $     (19)      $ 18,267,446
                                                                 ------------       ------------       ---------       ------------
Net investment loss                                              $ (5,201,107)      $ (2,416,083)      $      19       $ (7,617,171)
                                                                 ============       ============       =========       ============

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions                                          $ 69,914,977       $ 41,961,506       $    --         $111,876,483
Foreign currency transactions                                         (16,368)            19,281            --                2,913
                                                                 ------------       ------------       ---------       ------------
Net realized gain (loss) on investments and foreign
currency transactions                                            $ 69,898,609       $ 41,980,787            --         $111,879,396
                                                                 ------------       ------------       ---------       ------------
Change in unrealized appreciation (depreciation)
Investments                                                      $(47,792,870)      $(30,118,058)      $    --         $(77,910,928)
Translation of assets and liabilities in foreign currencies               360             (8,244)           --               (7,884)
                                                                 ------------       ------------       ---------       ------------
Net unrealized gain (loss) on investments and foreign
currency translation                                             $(47,792,510)      $(30,126,302)           --         $(77,918,812)
                                                                 ------------       ------------       ---------       ------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                   22,106,099         11,854,485            --           33,960,584
                                                                 ------------       ------------       ---------       ------------
Change in net assets from operations                             $ 16,904,992       $  9,438,402            --         $ 26,343,413
                                                                 ============       ============       =========       ============

The above statement reflects neither any adjustment with respect to additional distributions that may be made prior to the reorganization nor any anticipated reorganization expenses.

# A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes.

                            MFS CORE GROWTH FUND AND
                           MFS LARGE CAP GROWTH FUND

          NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS (UNAUDITED)

(1) BASIS FOR THE COMBINATION

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of MFS Large Cap Growth Fund into MFS Core Growth Fund, (the MFS Large Cap Growth Fund and MFS Core Growth Fund are referred to herein as the "fund"), as if such reorganization had taken place as of August 31, 2004, the annual period of MFS Core Growth Fund. The following notes refer to the accompanying pro forma financial statements as if the reorganization of the MFS Large Cap Growth Fund with and into the MFS Core Growth Fund had taken place as of August 31, 2004, at the respective net asset values on that date. MFS Core Growth Fund will be the accounting survivor, based upon an analysis of factors including surviving fund portfolio manager, investment objectives and policies, expense ratio structures and portfolio composition and size.


(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

(3) SHARES OF BENEFICIAL INTEREST

The pro forma combined shares of beneficial interest outstanding represent those shares that would have been outstanding on August 31, 2004, had the acquisition taken place on August 31, 2004. In exchange for the net assets of the MFS Large Cap Growth Fund each class of shares of the MFS Core Growth Fund would have been issued based upon the per share net asset value as follows:


-------------------------------------------------------------------------------
                              Class A             Class B            Class I
-------------------------------------------------------------------------------
Net assets - MFS Large Cap    $272,524,436        $97,603,009          $4,569
Growth Fund
-------------------------------------------------------------------------------
Shares - MFS Core Growth        18,526,474          6,825,385             305
Fund
-------------------------------------------------------------------------------
Net asset value - MFS Core          $14.71             $14.30          $14.98
Growth Fund
-------------------------------------------------------------------------------

(4) ADJUSTMENTS TO THE PRO FORMA COMBINED STATEMENTS

The pro forma combined statements assume similar rates of gross investment income for the MFS Large Cap Growth Fund and MFS Core Growth Fund investments. Accordingly, the combined gross investment income is equal to the sum of each of the funds' gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, custody, and distribution fees of the combined fund are based on the fee schedule in effect for the MFS Core Growth Fund at the combined level of the average net assets for the twelve months ended August 31, 2004. The pro forma Statement of Operations is computed assuming that the transaction was consummated at the beginning of the fiscal year ended August 31, 2004.

(A) Expenditures are reduced as a result of the elimination of duplicative functions.

(B) The investment advisory fee for the MFS Large Cap Growth Fund is 0.75% of the first $1 billion of average daily net assets, 0.65% of the next $1.5 billion of average daily net assets, and 0.60% of average daily net assets in excess of $2.5 billion. The investment advisory fee for the MFS Core Growth Fund is 0.75% of average daily net assets; however, as part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.65% of average daily net asset for the period March 1, 2004 through February 28, 2009. During the 12 months ended August 31, 2004, the effective investment advisory fee for MFS Large Cap Growth Fund and MFS Core Growth Fund was 0.75% and 0.70% of average daily net assets, respectively.

(C) The Class A distribution fee for the MFS Large Cap Growth Fund has not yet been implemented. The Class A distribution fee for the MFS Core Growth Fund is 0.10% of average daily net assets.

(5)  TAX MATTERS AND DISTRIBUTIONS

The fund's policy is to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Under the terms of the Agreement and Plan of Reorganization, the reorganization of the MFS Large Cap Growth Fund and the MFS Core Growth Fund should be treated as a tax-free business combination. The yearly utilization of any capital loss acquired by the MFS Core Growth Fund is limited by the Internal Revenue Code.

                               MFS SERIES TRUST I

                             MFS(R) CORE GROWTH FUND
                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         Reference is hereby made to (a) Article V of the Trust's Amended and Restated Declaration of Trust, dated as of December 16, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the SEC via EDGAR on December 29, 2004 and (b) Section 8 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 17, 1995.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

ITEM 16. EXHIBITS:

          1 Amended and Restated Declaration of Trust, dated December 16, 2004. (5)

          2 Master Amended and Restated By-Laws, dated January 1, 2002 as revised December 16, 2004. (5)

          3        Not Applicable.

          4 Plan of Reorganization; included as Exhibit A to the MFS Core Growth Fund Prospectus/Proxy Statement set forth in Part A to the Registration Statement on Form N-14.

          5        Not Applicable.

          6 Investment Advisory Agreement for the Trust, dated January 1, 2002. (4)

          7  (a)   Distribution Agreement, dated January 1, 1995.  (1)

             (b) Dealer Agreement between MFS Fund Distributors, Inc., ("MFD") and a dealer and the Mutual Fund Agreement between MFD and a bank effective April 6, 2001. (14)

          8 (a) Retirement Plan for Non-Interested Person Trustees, as amended and restated February 10, 1999. (2)

             (b) Amendment, dated July 1, 2002, to Master Retirement Plan for Non-Interested Trustees. (10)

             (c)   Retirement Benefit Deferral Plan, dated July 1, 2002. (15)

             (d) Amended and Restated Trustee Fee Deferral Plan for MFS Strategic Growth Fund, dated December 11, 2001. (18)

          9  (a)   Master Custodian Agreement between Registrant and State
                   Street Bank and Trust Company, dated July 2, 2001. (13)

             (b) Global Custodian Contract between Registrant and Chase Manhattan Bank, dated July 2, 2001. (13)

             (c) Exhibit A, revised December 30, 2004, to the Master Custodian Contract and the Global Custody Agreement. (3)

             (d) Amended Amendment No. 2, dated as of May 2, 2003 to the Master Custodian Agreement with State Street Bank & Trust Company. (10)

             (e) Amendment, dated December 28, 2004 to the Master Custodian Agreement. (3)

         10  (a)   Master Distribution Plan pursuant to Rule 12b-1 under the
                   Investment Company Act of 1940 effective January 1, 1997, and
                   Amended and Restated, effective December 16, 2004. (5)

             (b) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated September 20, 2004. (12)

         11 Opinion of James R. Bordewick, Jr., including consent, dated February 18, 2005; filed herewith.

         12 Form of Opinion of Ropes & Gray LLP as to tax matters, including consent; to be filed by Amendment.

         13  (a)   Shareholder Servicing Agent Agreement, dated September 10,
                   1986. (8)

             (b) Amendment to Shareholder Servicing Agent Agreement to amend fee schedule, dated April 1, 2003. (9)

             (c)   Exchange Privilege Agreement, dated July 30, 1997. (6)

             (d)   Dividend Disbursing Agent Agreement dated September 10,
                   1986. (8)

             (e) Master Administrative Services Agreement dated March 1, 1997, as amended and restated April 1, 1999. (7)

             (f) Exhibit A as revised September 20, 2004, to the Amended and Restated Master Administrative Services Agreement. (3)

             (g) Master 529 Administrative Service Agreement, dated August 1, 2002. (17)

             (h) Addendum to the Master 529 Administrative Services Agreement, dated October 16, 2002. (17)

             (i) Exhibit A, dated as of July 20, 2004, to the Master 529 Administrative Services Agreement. (16)

             (j) Master Class R2 Administrative Services Agreement, dated August 15, 2003. (10)

             (k) Exhibit A, dated as of July 20, 2004, to the Master R2 Administrative Services Agreement. (16)

         14  (a)   Auditor's Consent Letter for Ernst & Young LLP regarding MFS
                   Core Growth Fund; filed herewith.

             (b) Auditor's Consent Letter for Deloitte & Touche LLP regarding MFS Large Cap Growth Fund; filed herewith.

         15        Not Applicable.

         16        Power of Attorney, dated December 16, 2004. (5)

         17  (a)   Core Growth Fund's Prospectus and Statement of Additional
                   Information, dated January 1, 2005. (5)

             (b) Core Growth Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2004. (19)

             (c) MFS Large Cap Growth Fund's (a series of MFS Series Trust II) Prospectus and Statement of Additional Information, dated April 1, 2004. (11)

             (d) MFS Large Cap Growth Fund's Annual Report to Shareholders for the fiscal year ended November 30, 2004. (20)

 (1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed with the SEC via EDGAR on March 30, 1995.
 (2) Incorporated by reference to MFS(R) Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 20 filed with the SEC via EDGAR on February 26, 1999.
 (3) Incorporated by reference to MFS(R)Series Trust XI (file Nos. 33-68310 and 811-7992) Post-Effective Amendment No. 22 filed with the SEC via EDGAR on January 28, 2005.
 (4) Incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the SEC via EDGAR on July 30, 2002.
 (5) Incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the SEC via EDGAR on December 29, 2004.
 (6) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC on October 29, 1997.
 (7) Incorporated by reference to MFS(R)Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
 (8) Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 17, 1995.
 (9) Incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed with the SEC via EDGAR on October 30, 2003.
(10) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on September 26, 2003.
(11) Incorporated by reference to MFS Series Trust II's (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 36 filed with the SEC via EDGAR on March 29, 2004.
(12) Incorporated by reference to MFS Series Trust X (File Nos. 33-1675 and 811-4492) Post-Effective Amendment No. 53 filed with the SEC via EDGAR on October 1, 2004.
(13) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(14) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(15) Incorporated by reference to Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on August 28, 2002.
(16) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 50 filed with the SEC via EDGAR on July 9, 2004.
(17) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 43 filed with the SEC via EDGAR on November 27, 2002.
(18) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 38 filed with the SEC via EDGAR on July 27, 2003.
(19) Incorporated by reference to Registrant's (File Nos. 2-74959 and 811-3327) Form N-CSR filed with the SEC via EDGAR on November 5, 2004.
(20) Incorporated by reference to MFS Series Trust II's (File Nos. 33-7637 and 811-4775) Form N-CSR filed with the SEC via EDGAR on February 8, 2005.

ITEM 17. UNDERTAKINGS

         (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (c) The Registrant agrees to file an executed copy of an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

                                     NOTICE

         A copy of the Amended and Restated Declaration of Trust, as amended, of MFS Series Trust I, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 18th day of February 2005.


                                               MFS SERIES TRUST I

                                                 By:  ROBERT J. MANNING*
                                                      -------------------------
                                               Name:  Robert J. Manning
                                               Title: President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on February 18, 2005.


             SIGNATURE                TITLE

ROBERT J. MANNING*                   President (Principal Executive Officer)
------------------------------
Robert J. Manning


RICHARD M. HISEY*                    Principal Financial and Accounting Officer
------------------------------
Richard . Hisey


LAWRENCE H. COHN*                    Trustee
------------------------------
Lawrence H. Cohn


DAVID H. GUNNING*                    Trustee
------------------------------
David H. Gunning


WILLIAM R. GUTOW*                    Trustee
------------------------------
William R. Gutow


MICHAEL HEGARTY*                     Trustee
------------------------------
Michael Hegarty


J. ATWOOD IVES*                      Trustee
------------------------------
J. Atwood Ives


AMY B. LANE*                         Trustee
------------------------------
Amy B. Lane


LAWRENCE T. PERERA*                  Trustee
------------------------------
Lawrence T. Perera


J. DALE SHERRATT*                    Trustee
------------------------------
J. Dale Sherratt


ELAINE R. SMITH*                     Trustee
------------------------------
Elaine R. Smith


                                  *By: JAMES R. BORDEWICK, JR.
                                       -----------------------------
                                  Name: James R. Bordewick, Jr.
                                        as Attorney-in-fact

                                  Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney, dated December 16, 2004, incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777)
                                  Post-Effective Amendment No. 45 filed with the SEC via EDGAR on December 29, 2004.

                                INDEX TO EXHIBITS

EXHIBIT NO.                   DESCRIPTION OF EXHIBIT


     11        Legal Opinion Consent, dated February 18, 2005.

     14    (a) Auditor's Consent Letter for Ernst & Young LLP
               regarding MFS Core Growth Fund.

           (b) Auditor's Consent Letter for Deloitte & Touche LLP regarding MFS Large Cap Growth Fund.